LETTER FROM THE PRESIDENT
June 30, 2002

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

I do not think I have to tell most of you that the markets have been extremely volatile so far this year. The media has been on a feeding frenzy that has been hard to miss. There is no question that a relatively small handful of very visible companies have been caught with their top executives' collective "hands in the till" which, tragically led to very real financial losses for their shareholders.
Nevertheless, we believe, along with all of our money managers, that the infrastructure in America is still sound. Although these scandals have caused a negative pall to hang over the market, most of our funds have performed fairly well considering the environment. As you can see from the enclosed data, all but one of our funds are out-performing their respective indexes. We are never pleased with negative returns but we do know that we will occasionally have to endure negative periods in the market. It is for this reason that preservation of capital is our number one priority.
While the current level of volatility could certainly continue through the third quarter and even perhaps beyond, we truly believe that we are at or near a market bottom. If I believe it makes sense to commit new money at these levels, and I do, then it follows that existing money should also stay the course. If history means anything, and I believe it does, then current and new investors should be happy with their investment results a year or so from now.
I have been asked repeatedly whether our moral screens helped us escape ownership in some of the scandal scarred companies. Although I believe where there's smoke there's fire and although most of those companies you have been reading about are on our screen list and, therefore, we did not own them, I still cannot say definitively that there is any direct link. That question does pose another thought: i.e., why would we think that a company funding the moral destruction of our culture could possibly have integrity in the executive suite or corporate boardroom? The bottom line of what I want to share with you in this report is simply this: Although we cannot promise you that we will not experience negative returns during periods of market declines, we can tell you that each of our funds are being managed by top-tier money managers, that we take our commitment to preservation of capital very seriously, and that we will never, never compromise on our moral standards.

Yours in Christ,


/s/Arthur D. Ally,
President

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 84.73%
number of shares                                                                                  market value

                APPAREL - 2.57%
         31,500 Stage Stores, Inc.*                                                                $ 1,094,310
                                                                                           --------------------

                BALL & ROLLER BEARINGS - 2.25%
         40,600 Kaydon Corp.                                                                           958,566
                                                                                           --------------------

                CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 3.00%
         41,000 Corn Products International, Inc.                                                    1,275,920
                                                                                           --------------------

                CREDIT SERVICES - 2.34%
         35,500 Americredit Corp.*                                                                     995,775
                                                                                           --------------------

                DENTAL EQUIPMENT & SUPPLIES - 2.80%
         58,000 Apogent Technologies, Inc.                                                           1,193,060
                                                                                           --------------------

                DRAWING & INSULATING NONFERROUS WIRE - 2.23%
         45,500 Belden, Inc.                                                                           948,220
                                                                                           --------------------

                ELECTRIC & OTHER SERVICES COMBINED - 1.43%
         22,500 ALLETE, Inc.                                                                           609,750
                                                                                           --------------------

                INVESTMENT ADVICE - 2.65%
         33,600 Investors Financial Services Corp.                                                   1,126,944
                                                                                           --------------------

                LIFE INSURANCE - 1.52%
         32,000 Presidential Life Corp.                                                                648,640
                                                                                           --------------------

                MISCELLANEOUS PLASTIC PRODUCTS - 2.75%
         43,000 Spartech Corp.                                                                       1,170,890
                                                                                           --------------------

                MORTGAGE INVESTMENT - 3.41%
         41,500 New Century Financial Corp.                                                          1,451,255
                                                                                           --------------------

                OPHTHALMIC GOODS - 1.80%
         66,800 Sola International, Inc. *                                                             768,200
                                                                                           --------------------

                PHARMACEUTICAL PREPARATIONS - 1.73%
         30,000 Taro Pharmaceutical Industries Ltd.                                                    735,600
                                                                                           --------------------

                PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.50%
       124,800  Concord Camera Corp. *                                                                 636,605
                                                                                           --------------------

                PLASTICS PRODUCTS, NEC - 1.41%
         35,300 Quixote Corp.*                                                                         598,335
                                                                                           --------------------

                PUBLIC WAREHOUSING & STORAGE - 2.39%
         33,000 Iron Mountain, Inc. *                                                                1,018,050
                                                                                           --------------------

                RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.06%
         70,000 CommScope, Inc.                                                                        875,000
                                                                                           --------------------

                RAILROADS, LINE-HAUL OPERATING - 3.15%
         80,000 Kansas City Southern Industries, Inc. *                                              1,340,000
                                                                                           --------------------

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 84.73% (cont.)
number of shares                                                                                  market value

                SCIENTIFIC/TECHNICAL  INSTRUMENTS - 1.81%
         38,500 Cognex Corp.*                                                                        $ 771,925
                                                                                           --------------------

                SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.30%
         38,000 Interactive Data Corp.                                                                 553,280
                                                                                           --------------------

                SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.42%
         31,500 Investment Technology Group, Inc. *                                                  1,030,050
                                                                                           --------------------

                SEMICONDUCTOR EQUIPMENT/MATERIALS - 2.14%
         79,500 Axcelis Technologies, Inc.*                                                            912,660
                                                                                           --------------------

                SERVICES - ADVERTISING - 1.12%
         13,100 Valassis Communications, Inc. *                                                        478,150
                                                                                           --------------------

                SERVICES - BUSINESS SERVICES - 7.58%
         53,000 StarTek, Inc. *                                                                      1,417,220
         91,800 TeleTech Holdings, Inc. *                                                              875,772
         36,000 Viad Corp.                                                                             936,000
                                                                                           --------------------
                                                                                                     3,228,992
                                                                                           --------------------
                SERVICES - COMPUTER PROGRAMMING SERVICES - 0.46%
         26,000 Hall, Kinion & Associates, Inc. *                                                      195,260
                                                                                           --------------------

                SERVICES - EMPLOYMENT AGENCIES - 1.18%
         55,000 Korn/Ferry International                                                               500,500
                                                                                           --------------------

                SERVICES - FINANCIAL SERVICES -1.18%
         30,000 MCG Capital Corp.                                                                      501,300
                                                                                           --------------------

                SERVICES - HEALTH SERVICES -1.02%
         48,300 Gentiva Health Services, Inc.                                                          434,217
                                                                                           --------------------

                SERVICES - HOME HEALTH CARE SERVICES - 2.45%
         55,000 Hooper Holmes, Inc.                                                                    443,850
         20,000 Rotech Healthcare, Inc *                                                               595,000
                                                                                           --------------------
                                                                                           --------------------
                                                                                                     1,038,850
                                                                                           --------------------

                SERVICES - PREPACKAGED SOFTWARE - 1.10%
         40,000 Transaction Systems Architects, Inc.                                                   470,409
                                                                                           --------------------

                SERVICES - BUSINESS SERVICES - 3.11%
         50,000 Sourcecorp, Inc. *                                                                   1,325,000
                                                                                           --------------------

                SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 2.33%
         59,500 Henry Jack & Associates, Inc.                                                          993,055
                                                                                           --------------------

                SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 2.13%
         51,000 Tier Technologies, Inc. *                                                              908,820
                                                                                           --------------------

                SERVICES - CONSUMER CREDIT REPORTING, COLLECTION AGENCIES  - 1.83%
         35,800 NCO Group, Inc.                                                                        779,724
                                                                                           --------------------

                STATE COMMERCIAL BANKS - 2.99%
         32,000 North Fork Bancorp, Inc.                                                             1,273,920
                                                                                           --------------------

                TELEPHONE & TELEGRAPH APPARATUS - 2.70%
         60,500 Plantronics, Inc. *                                                                  1,150,105

                                                                                           --------------------


SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 84.73% (cont.)
number of shares                                                                                  market value

                WHOLESALE - DURABLE GOODS - 3.13%
         92,100 Handleman Co. *                                                                    $ 1,331,766
                                                                                           --------------------

                WHOLESALE - PAPER & PAPER PRODUCTS - 1.76%
         24,700 United Stationers, Inc. *                                                              750,880
                                                                                           --------------------

                Total Common Stocks (cost $32,359,858)                                              36,073,983
                                                                                           --------------------

SHORT TERM INVESTMENTS - 9.39%
number of shares                                                                                  market value

     2,000,000  Firstar Money Market                                                                 2,000,000
     2,000,000  Star Bank Treasury Fund                                                              2,000,000
                                                                                           --------------------
                Total Short Term Investments (cost $4,000,000)                                       4,000,000
                                                                                           --------------------

                TOTAL INVESTMENTS - 94.12% (identified cost $36,359,858)                            40,073,983
                                                                                           --------------------

                OTHER ASSETS AND LIABILITIES, NET - 5.88%                                            2,503,189
                                                                                           --------------------

                NET ASSETS - 100.00%                                                               $42,577,172
                                                                                           ====================

                * Non-income producing securities
The accompanying notes are an integral part of these financial statements. Timothy Plan Small Cap Value Fund



STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                                             amount

      Investments in Securities at Value (identified cost $36,359,858) [NOTE 1]                                        $ 40,073,983
      Cash                                                                                                                3,053,197
      Receivables:
         Interest                                                                                                             3,638
         Dividends                                                                                                           41,520
         Fund Shares Sold                                                                                                   144,321
         Fund Share Commissions Receivable From Advisor                                                                       3,747
                                                                                                                --------------------

      Total Assets                                                                                                      $43,320,406
                                                                                                                ====================

LIABILITIES
                                                                                                                             amount

      Payable for Fund Shares Redeemed                                                                                      116,880
      Payable for Investments Purchased                                                                                     570,000
      Accrued Expenses                                                                                                       56,354
                                                                                                                --------------------

      Total Liabilities                                                                                                   $ 743,234
                                                                                                                ====================

NET ASSETS
                                                                                                                             amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,803,192 shares outstanding)       $ 24,493,308
        Net Asset Value and Redemption Price Per Class A Share ($24,493,308/1,803,192 shares)                               $ 13.58
        Offering Price Per Share ($13.58/0.945)                                                                             $ 14.37
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,394,298 shares outstanding)       $ 18,083,864
        Net Asset Value and Offering Price Per Class B Share ($18,083,864/1,394,298 shares)                                 $ 12.97
        Maximum Redemption Price Per Class B Share ($12.97 x 0.95)                                                          $ 12.32

      Net Assets                                                                                                        $42,577,172
                                                                                                                ====================

SOURCES OF NET ASSETS
                                                                                                                             amount

      At June 30, 2002, Net Assets Consisted of:
        Paid-in Capital                                                                                                $ 36,940,231
        Accumulated Net Investment Income                                                                                   379,219
        Accumulated Net Realized Gain on Investments                                                                      1,543,597
        Net Unrealized Appreciation in Value of Investments                                                               3,714,125
                                                                                                                --------------------

      Net Assets                                                                                                        $42,577,172
                                                                                                                ====================

The accompanying notes are an integral part of these financial statements. Timothy Plan Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                                    amount

      Interest                                                                                    $ 20,002
      Dividends                                                                                    785,927
                                                                                         ------------------

      Total Investment Income                                                                      805,929
                                                                                         ------------------

EXPENSES
                                                                                                    amount

      Investment Advisory Fees [NOTE 3]                                                          $ 231,634
      12b-1 Fess (Class A = $23,973, Class B =$54,581) [NOTE 3]                                     78,554
      Auditing Fees                                                                                  9,644
      Service Fees (Class B) [NOTE 3]                                                               18,194
      Accounting Fees                                                                               10,603
      Legal Expense                                                                                  9,498
      Registration Fees                                                                              8,986
      Transfer Agent Fees (Class A = $21,864, Class = B 20,377)                                     42,241
      Insurance Expense                                                                              3,473
      Custodian Fees                                                                                 3,013
      Administration Fees                                                                            4,289
      Pricing Expense                                                                                1,326
      Printing Expense                                                                               4,098
      Miscellaneous Expense                                                                          1,157
                                                                                         ------------------

      Total Net Expenses                                                                           426,710
                                                                                         ------------------

      Net Investment Income                                                                        379,219
                                                                                         ------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                                                                                                    amount

      Net Realized Gain on Investments                                                           1,543,597
      Change in Unrealized Appreciation of Investments                                          (2,710,495)
                                                                                         ------------------
      Net Realized and Unrealized Gain on Investments                                           (1,166,898)
                                                                                         ------------------

      Decrease in Net Assets Resulting from Operations                                           $(787,679)
                                                                                         ==================

The accompanying notes are an integral part of these financial statements. Timothy Plan Small Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                        six months
                                                                        ended 06/30/02     year ended
                                                                        (unaudited)         12/31/01

      Operations:
      Net Investment Gain (Loss)                                              379,219           (437,127)
      Net Change in Unrealized Appreciation (Depreciation) of Investments  (2,710,495)         3,714,604
      Net Realized Gain on Investments                                      1,543,597             16,332
                                                                      ----------------  -----------------
Increase (Decrease) in Net Assets (resulting from operations)                (787,679)         3,293,809
                                                                      ----------------  -----------------

      Distributions to Shareholders From:
      Net Capital Gains:
         Class A                                                                    -            (44,011)
         Class B                                                                    -            (36,840)
                                                                      ----------------  -----------------
      Total Net Distributions                                                       -            (80,851)
                                                                      ----------------  -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                            5,133,558          7,582,801
         Class B                                                            2,222,728          2,395,921
      Dividends Reinvested:
         Class A                                                                    -             44,109
         Class B                                                                    -             42,968
      Cost of Shares Redeemed:
         Class A                                                           (1,855,931)        (3,026,812)
         Class B                                                           (1,418,867)        (2,816,976)
                                                                      ----------------  -----------------
      Increase in Net Assets (resulting from capital share transactions)    4,081,488          4,222,011
                                                                      ----------------  -----------------

      Total Increase in Net Assets                                          3,293,809          7,434,969

      Net Assets:
      Beginning of Period                                                  39,283,363         31,848,394
                                                                      ----------------  -----------------
      End of Period (Including undistributed net investment loss
         of $379,219 and $0, respectively)                                 42,577,172         39,283,363
                                                                      ================  =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                              365,007            598,374
         Class B                                                              164,681            195,221
      Shares Reinvested:
         Class A                                                                    -              3,657
         Class B                                                                    -              3,724
      Shares Redeemed:
         Class A                                                             (131,008)          (239,337)
         Class B                                                             (106,027)          (227,826)
                                                                      ----------------  -----------------
      Net Increase in Number of Shares Outstanding                            292,653            333,813
                                                                      ================  =================

The accompanying notes are an integral part of these financial statements. Timothy Plan Small Cap Value Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES
                                                      six months     year        year        year        year        year
                                                      ended 06/30/02 ended       ended       ended       ended       ended
                                                      (unaudited)  12/31/01    12/31/00    12/31/99    12/31/98    12/31/97

     Per Share Operating Performance:
     Net Asset Value at Beginning of Year                $13.79       $12.61      $12.26      $10.89      $12.25      $11.24
                                                      ----------   ----------  ----------  ----------  ----------  ----------

     Income from Investment Operations:
        Net Investment Income (Loss)                       0.16        (0.09)      (0.05)      (0.02)       0.01        0.02
        Net Realized and Unrealized Gain (Loss) on Investm(0.37)        1.30        1.43        1.39       (1.30)       2.37
                                                      ----------   ----------  ----------  ----------  ----------  ----------
        Total from Investment Operations                  (0.21)        1.21        1.38        1.37       (1.29)       2.39
                                                      ----------   ----------  ----------  ----------  ----------  ----------

     Less Distributions:
        Dividends from Realized Gains                         -        (0.03)      (1.03)          -       (0.07)      (1.38)
        Dividends from Net Investment Income                  -            -           -           -           -           -
                                                      ----------   ----------  ----------  ----------  ----------  ----------
        Total Distributions                                   -        (0.03)      (1.03)          -       (0.07)      (1.38)
                                                      ----------   ----------  ----------  ----------  ----------  ----------

     Net Asset Value at End of Year                      $13.58       $13.79      $12.61      $12.26      $10.89      $12.25
                                                      ==========   ==========  ==========  ==========  ==========  ==========

     Total Return (A)                                     (1.52)%      9.66%      11.23%      12.58%      (10.50)%    21.35%

     Ratios/Supplemental Data:
     Net Assets, End of Year (in 000s)                  $24,493      $21,632     $15,217     $13,377     $13,287     $11,208

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       1.70% (B)    1.89%       1.97%       2.22%       2.09%       2.75%
        After Reimbursement of Expenses by Advisor        1.70% (B)    1.89%       1.76%       1.60%       1.60%       1.60%

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       2.24% (B)    (0.80)%     (0.48)%     (0.82)%     (1.15)%     (0.90)%
        After Reimbursement of Expenses by Advisor        2.24% (B)    (0.80)%     (0.27)%     (0.20)%     (0.66)%     0.25%

     Portfolio Turnover                                  29.94%       61.41%      99.17%      78.79%      69.42%     136.36%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Small Cap Value Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES
                                                      six months     year        year        year        year        year
                                                      ended 06/30/02 ended       ended       ended       ended       ended
                                                      (unaudited)  12/31/01    12/31/00    12/31/99    12/31/98    12/31/97

     Per Share Operating Performance:
     Net Asset Value at Beginning of Year                $13.22       $12.19      $11.88      $10.70      $12.13      $11.22
                                                      ----------   ----------  ----------  ----------  ----------  ----------

     Income from Investment Operations:
        Net Investment Income (Loss)                       0.09        (0.22)      (0.10)      (0.11)      (0.07)      (0.03)
        Net Realized and Unrealized Gain (Loss) on Investm(0.34)        1.28        1.39        1.29       (1.29)       2.32
                                                      ----------   ----------  ----------  ----------  ----------  ----------
        Total from Investment Operations                  (0.25)        1.06        1.29        1.18       (1.36)       2.29
                                                      ----------   ----------  ----------  ----------  ----------  ----------

     Less Distributions:
        Dividends from Realized Gains                         -        (0.03)      (0.98)          -       (0.07)      (1.38)
        Dividends from Net Investment Income                  -            -           -           -           -           -
                                                      ----------   ----------  ----------  ----------  ----------  ----------
        Total Distributions                                   -        (0.03)      (0.98)          -       (0.07)      (1.38)
                                                      ----------   ----------  ----------  ----------  ----------  ----------

     Net Asset Value at End of Year                      $12.97       $13.22      $12.19      $11.88      $10.70      $12.13
                                                      ==========   ==========  ==========  ==========  ==========  ==========

     Total Return (A)                                     (1.89)%      8.77%      10.87%      11.03%      (11.18)%    20.50%

     Ratios/Supplemental Data:
     Net Assets, End of Year (in 000s)                  $18,084      $17,651     $16,631     $14,351     $14,114     $11,389

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       2.53% (B)    2.72%       2.72%       2.72%       2.84%       3.41%
        After Reimbursement of Expenses by Advisor        2.53% (B)    2.72%       2.51%       2.35%       2.35%       2.26%

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor       1.30% (B)    (1.78)%     (1.23)%     (1.34)%     (1.90)%     (1.56)%
        After Reimbursement of Expenses by Advisor        1.30% (B)    (1.78)%     (1.02)%     (0.97)%     (1.41)%     (0.41)%

     Portfolio Turnover                                  29.94%       61.41%      99.17%      78.79%      69.42%     136.36%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Small Cap Value Fund

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 86.82%
number of shares                                                                                 market value

                 ABRASIVE ASBESTOS & MISC NONMETALLIC MINERAL PRODUCTS - 4.36%
          15,000 Cabot Corp.                                                                        $ 426,000
           4,000 Minnesota Mining & Manufacturing Co.                                                 492,000
                                                                                          --------------------
                                                                                                      918,000
                                                                                          --------------------

                 CANNED, FROZEN & PRESERVED FRUIT, VEG & FOOD SPECIALTIES - 1.95%
          10,000 H.J. Heinz Co.                                                                       411,000
                                                                                          --------------------

                 COMMERCIAL BANKS - 1.72%
          10,000 Golden State Bancorp., Inc.                                                          362,500
                                                                                          --------------------

                 COMPUTER STORAGE DEVICES - 1.20%
          30,000 Advanced Digital Information Corp. *                                                 252,900
                                                                                          --------------------

                 CONSTRUCTION, MINING & MATERIALS HANDLING MACHINERY & EQUIP - 1.99%
          12,000 Dover Corp.                                                                          420,000
                                                                                          --------------------

                 CRUDE PETROLEUM & NATURAL GAS - 7.61%
          10,000 Apache Corp.                                                                         574,800
          10,000 Anadarko Petroleum Corp.                                                             493,000
          10,000 Kerr-McGee Corp.                                                                     535,500
                                                                                          --------------------
                                                                                                    1,603,300
                                                                                          --------------------

                 ELECTRIC SERVICES - 6.13%
          21,000 Duke Energy Corp.                                                                    653,100
          26,000 TECO Energy, Inc.                                                                    637,000
                                                                                          --------------------
                                                                                                    1,290,100
                                                                                          --------------------

                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (NO COMPUTER EQUIPMENT) - 3.05%
          12,000 Emerson Electric Co.                                                                 642,120
                                                                                          --------------------

                 ELECTRONIC COMPONENTS & ACCESSORIES - 1.02%
          12,000 KEMET Corp. *                                                                        214,320
                                                                                          --------------------

                 FIRE, MARINE & CASUALTY INSURANCE - 1.96%
          22,500 The Phoenix Companies, Inc. *                                                        412,875
                                                                                          --------------------

                 GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 2.17%
          10,000 Ingersoll-Rand Company Ltd.                                                          456,600
                                                                                          --------------------

                 HEAVY CONSTRUCTION OTHER THAN BUILDING CONST - CONTRACTORS - 1.29%
           7,000 Fluor Corp.                                                                          272,650
                                                                                          --------------------

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 86.82% (Cont.)
number of shares                                                                                 market value

                 INDUSTRIAL INORGANIC CHEMICALS - 2.61%
           6,000 Air Products & Chemicals, Inc.                                                     $ 302,820
          11,000 ATMI, Inc. *                                                                         246,070
                                                                                          --------------------
                                                                                                      548,890
                                                                                          --------------------

                 METAL MINING - 1.58%
           4,500 Rio Tinto Plc (a)                                                                    333,000
                                                                                          --------------------

                 METAL WORKING MACHINERY & EQUIPMENT - 2.79%
           5,000 SPX Corp. *                                                                          587,500
                                                                                          --------------------

                 MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 2.32%
          18,000 Masco Corp.                                                                          487,980
                                                                                          --------------------

                 MISCELLANEOUS FABRICATED METAL PRODUCTS - 1.70%
           7,500 Parker Hannifin Corp.                                                                358,425
                                                                                          --------------------

                 MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 3.35%
          10,000 ITT Industries, Inc.                                                                 706,000
                                                                                          --------------------

                 NATIONAL COMMERCIAL BANKS - 1.58%
          10,000 National City Corp.                                                                  332,500
                                                                                          --------------------

                 NATURAL GAS TRANSMISSION - 2.32%
          15,000 El Paso Energy Corp.                                                                 309,150
          30,000 Williams Companies, Inc.                                                             179,700
                                                                                          --------------------
                                                                                                      488,850
                                                                                          --------------------

                 PAPER MILLS - 4.12%
          14,000 Kimberly Clark Corp.                                                                 868,000
                                                                                          --------------------

                 PHARMACEUTICAL PREPARATIONS - 4.35%
           8,200 Abbott Laboratories                                                                  308,730
          12,000 Merck & Co., Inc.                                                                    607,680
                                                                                          --------------------
                                                                                                      916,410
                                                                                          --------------------

                 PLASTIC PRODUCTS - 2.30%
          12,000 Sealed Air Corp. *                                                                   483,240
                                                                                          --------------------

                 PUBLIC BUILDING AND RELATED FURNITURE - 2.20%
          10,000 Lear Corp. *                                                                         462,500
                                                                                          --------------------

                 RADIO TELEPHONE COMMUNICATIONS - 3.23%
          10,300 Dominion Resources, Inc.                                                             679,594
                                                                                          --------------------

                 REAL ESTATE INVESTMENT TRUSTS - 2.50%
          15,000 Mack-Cali Realty Corp.                                                               527,250
                                                                                          --------------------

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 86.82% (Cont.)
number of shares                                                                                 market value

                 RETAIL - DRUG STORES & PROPRIETARY STORES - 3.78%
          26,000 CVS Corp.                                                                          $ 795,600
                                                                                          --------------------

                 RETAIL-EATING PLACES - 2.33%
          14,000 Outback Steakhouse, Inc. *                                                           491,400
                                                                                          --------------------

                 RETAIL-GROCERY STORES - 7.44%
          42,000 Kroger Co. *                                                                         835,800
          25,000 Safeway Inc. *                                                                       729,750
                                                                                          --------------------
                                                                                                    1,565,550
                                                                                          --------------------

                 SPECIAL INDUSTRY MACHINERY - 1.87%
          17,000 Veeco Instruments, Inc. *                                                            392,870
                                                                                          --------------------

                 Total Common Stocks (cost $18,664,080)                                          $ 18,281,924
                                                                                          --------------------

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

SHORT-TERM INVESTMENTS - 9.73%
number of shares                                                                                 market value

       1,025,000 Firstar Bank Treasury Fund                                                       $ 1,025,000
       1,025,000 Huntington Money Fund - Investment A                                               1,025,000
                                                                                          --------------------
                 Total Short-Term Investments (cost $2,050,000)                                     2,050,000
                                                                                          --------------------

                 TOTAL INVESTMENTS - 96.55% (identified cost $20,714,080)                          20,331,924

                 OTHER ASSETS AND LIABILITIES, NET - 3.45%                                            726,206
                                                                                          --------------------

                 NET ASSETS - 100.00%                                                            $ 21,058,130
                                                                                          ====================

*  Non-income producing securities
(a) American Depositary Receipt
The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Value Fund



STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                                      amount

      Investments in Securities at Value (identified cost $20,714,080) [NOTE 1]                                 $ 20,331,924
      Cash                                                                                                           832,390
      Receivables:
         Investment Sold                                                                                                 400
         Interest                                                                                                      1,615
         Dividends                                                                                                    27,093
         Commission Receivable due from Advisor                                                                        1,248
         Fund Shares Sold                                                                                             69,075
                                                                                                         --------------------

      Total Assets                                                                                              $ 21,263,745
                                                                                                         ====================

LIABILITIES
                                                                                                                      amount

      Payable for Fund Shares Redeemed                                                                             $ 101,833
      Payable for Investment Securities Purchased                                                                     92,720
      Accrued Expenses                                                                                                11,062
                                                                                                         --------------------

      Total Liabilities                                                                                            $ 205,615
                                                                                                         ====================

NET ASSETS
                                                                                                                      amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;1,604,595 shares outstanding) $ 16,963,529
        Net Asset Value and Redemption price Per Class A Share ($16,963,529 /1,604,595 shares)                       $ 10.57
        Offering Price Per Share ($10.57 / 0.945)                                                                    $ 11.19
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 401,224 shares outstanding)   $ 4,094,601
        Net Asset Value and Offering Price Per Class B Share ($4,094,601 / 401,224 shares)                           $ 10.21
        Redemption Price Per Share ($10.21 x 0.95)                                                                    $ 9.70

      Net Assets                                                                                                $ 21,058,130
                                                                                                         ====================

SOURCES OF NET ASSETS
                                                                                                                      amount

      At June 30, 2002, Net Assets Consisted of:
        Paid-in Capital                                                                                         $ 20,863,944
        Accumulated Net Investment Loss on Investments                                                               (24,266)
        Net Accumulated Realized Gain on Investments                                                                 600,608
        Net Unrealized Depreciation in Value of Investments                                                         (382,156)
                                                                                                         --------------------

      Net Assets                                                                                                $ 21,058,130
                                                                                                         ====================

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                                      amount

      Interest                                                                                       $ 9,227
      Dividends                                                                                      152,113
                                                                                             ----------------

      Total Investment Income                                                                        161,340
                                                                                             ----------------

EXPENSES
                                                                                                      amount

      Investment Advisory Fees [NOTE 3]                                                               84,765
      Transfer Agent Fees (Class A = $16,700, Class B = $6,140)                                       22,840
      Administration Fees                                                                              4,469
      12b-1 Fees (Class A = $19,957, Class B = $15,149) [NOTE 3]                                      35,106
      Accounting Fees                                                                                 15,340
      Registration Fees                                                                                4,457
      Custodian Fees                                                                                   1,996
      Auditing Fees                                                                                    3,795
      Servicing Fees (Class B) [NOTE 3]                                                                5,050
      Insurance Expense                                                                                1,100
      Legal fees                                                                                       4,113
      Printing Expense                                                                                 1,996
      Miscellaneous Expense                                                                              579
                                                                                             ----------------

      Total Net Expenses                                                                             185,606
                                                                                             ----------------

      Net Investment Loss                                                                            (24,266)
                                                                                             ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                      amount

      Net Realized Gain on Investments                                                               753,054
      Change in Unrealized Depreciation of Investments                                            (1,376,159)
                                                                                             ----------------
      Net Realized and Unrealized Income (Loss) on Investments                                      (623,105)
                                                                                             ----------------

      Decrease in Net Assets Resulting from Operations                                             $(647,371)
                                                                                             ================

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE IN NET ASSETS
                                                                     six months ended      year ended
                                                                       06/30/02             12/31/01
                                                                     (Unaudited)

      Operations:
      Net Investment Loss                                                 $ (24,266)           $ (54,225)
      Net Change in Unrealized Appreciation (Depreciation) of Investments(1,376,159)             155,065
      Net Realized Gain (Loss) on Investments                               753,054              (68,191)
                                                                   -----------------    -----------------
      Increase (Decrease) in Net Assets (resulting from operations)        (647,371)              32,649
                                                                   -----------------    -----------------

      Distributions to Shareholders From:
      Net Realized Gains
         Class A                                                                  -              (43,614)
         Class B                                                                  -              (12,208)
      Net Income:
         Class A                                                                  -                    -
         Class B                                                                  -                    -
                                                                   -----------------    -----------------
      Total Distribution                                                          -              (55,822)
                                                                   -----------------    -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                          5,542,375           10,058,695
         Class B                                                            708,591            1,402,013
      Dividends Reinvested:
         Class A                                                                  -               24,145
         Class B                                                                  -               11,176
      Cost of Shares Redeemed:
         Class A                                                         (1,922,267)          (1,188,436)
         Class B                                                           (156,332)            (360,063)
                                                                   -----------------    -----------------
      Increase in Net Assets (resulting from capital share transactions)  4,172,367            9,947,530
                                                                   -----------------    -----------------

      Total Increase in Net Assets                                        3,524,996            9,924,357

      Net Assets:
      Beginning of Year                                                  17,533,134            7,608,777
                                                                   -----------------    -----------------
      End of Period [including undistributed investment income (loss)
          of $(24,266) and $0, respectively]                           $ 21,058,130         $ 17,533,134
                                                                   =================    =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                            491,803              931,545
         Class B                                                             65,704              133,156
      Shares Reinvested:
         Class A                                                                  -                2,259
         Class B                                                                  -                1,078
      Shares Redeemed:
         Class A                                                           (167,400)            (110,187)
         Class B                                                            (14,545)             (35,658)
                                                                   -----------------    -----------------
      Net Increase in Number of Shares Outstanding                          375,562              922,193
                                                                   =================    =================

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS A SHARES
                                                             six months       year         year         period
                                                               ended         ended         ended        ended
                                                              6/30/02       12/31/01     12/31/00     12/31/99 (B)
                                                             (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                    $ 10.83       $ 10.83       $ 9.68       $ 10.00
                                                             -----------   -----------   ----------   -----------

      Income from Investment Operations:
         Net Investment Income (Loss)                             (0.00)(E)     (0.02)        0.04          0.02
         Net Realized and Unrealized Gain (Loss) on Investments   (0.26)         0.06         1.16         (0.30)
                                                             -----------   -----------   ----------   -----------
         Total from Investment Operations                         (0.26)         0.04         1.20         (0.28)
                                                             -----------   -----------   ----------   -----------

      Less Distributions:
         Dividends from Realized Gains                                -         (0.04)       (0.02)        (0.02)
         Dividends from Net Investment Income                         -             -        (0.03)        (0.02)
                                                             -----------   -----------   ----------   -----------
         Total Distributions                                          -         (0.04)       (0.05)        (0.04)
                                                             -----------   -----------   ----------   -----------

      Net Asset Value at End of Period                          $ 10.57       $ 10.83      $ 10.83        $ 9.68
                                                             ===========   ===========   ==========   ===========

      Total Return (A) (D)                                        (2.40)%       0.33%       12.35%         (3.28)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                       $16,964      $ 13,858      $ 4,493         $ 846

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              1.67% (C)     1.70%        2.70%         4.69% (C)
         After Reimbursement of Expenses by Advisor               1.67% (C)     1.70%        1.65%         1.60% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor             (0.05)%(C)     (0.20)%      (0.30)%      (2.34)%(C)
         After Reimbursement of Expenses by Advisor              (0.05)%(C)     (0.20)%      0.67%         0.75% (C)

      Portfolio Turnover                                         18.19%        26.44%       50.98%         8.02%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(D) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS B SHARES
                                                             six months       year         year         period
                                                               ended         ended         ended         ended
                                                              6/30/02       12/31/01     12/31/00     12/31/99 (B)
                                                             (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                    $ 10.50       $ 10.60       $ 9.36        $ 10.00
                                                             -----------   -----------   ----------   ------------

      Income from Investment Operations:
         Net Investment Income (Loss)                             (0.05)        (0.12)        0.01           0.02
         Net Realized and Unrealized Gain (Loss) on Investments   (0.24)         0.06         1.28          (0.62)
                                                             -----------   -----------   ----------   ------------
         Total from Investment Operations                         (0.29)        (0.06)        1.29          (0.60)
                                                             -----------   -----------   ----------   ------------

      Less Distributions:
         Dividends from Realized Gains                                -         (0.04)       (0.02)         (0.02)
         Dividends from Net Investment Income                         -             -        (0.03)         (0.02)
                                                             -----------   -----------   ----------   ------------
         Total Distributions                                          -         (0.04)       (0.05)         (0.04)
                                                             -----------   -----------   ----------   ------------

      Net Asset Value at End of Year                            $ 10.21       $ 10.50      $ 10.60         $ 9.36
                                                             ===========   ===========   ==========   ============

      Total Return (A) (D)                                        (2.76)%       (0.61)%     13.73%          (4.78)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                       $ 4,095       $ 3,675      $ 2,665          $ 525

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              2.62% (C)     2.66%        3.45%          5.87% (C)
         After Reimbursement of Expenses by Advisor               2.62% (C)     2.66%        2.40%          2.35% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor             (1.01)%(C)     (1.12)%      (1.13)%       (2.34)%(C)
         After Reimbursement of Expenses by Advisor              (1.01)%(C)     (1.12)%      (0.08)%        1.15% (C)

      Portfolio Turnover                                         18.19%        26.44%       50.98%          8.02%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

Bonds - 93.81%
par value                                                                                market value

                   CONVERTIBLE CORPORATE BONDS - 3.36%
      $ 50,000     National Data Corp., 5.00% 11/01/2003                                     $ 50,063
       250,000     Omnicare, Inc., 5.00% 12/01/2007                                           237,500
        50,000     Penn Treaty America Corp., 6.25% 12/01/2003                                 38,750
                                                                                    ------------------
                                                                                              326,313
                                                                                    ------------------

                   CORPORATE BONDS - 89.38%
        10,000     Allegiance Corp., 7.30% 10/15/2006                                          10,814
        25,000     American General Finance Corp., 7.25% 05/15/2005                            27,180
       200,000     Archer Daniels Midland Co., 6.625% 05/01/2029                              197,506
       100,000     Bankers Trust Corp. Trench #0006 Series A, 7.00% 01/29/2018                 98,751
       150,000     Burlington Northern Santa Fe, 7.00% 12/15/2025                             153,396
        75,000     Burlington Resources, Inc., 7.375% 03/01/2029                               78,133
       100,000     Caterpillar, Inc., 6.625%, 707/15/2028                                     100,616
       250,000     Champion International Corp., 7.15% 12/15/2027                             253,965
       200,000     Cit Group, Inc., 7.375%, 03/15/2003                                        198,511
       245,000     Coca Cola Enterprise, Inc., 6.95% 11/15/2026                               254,234
       125,000     Computer Sciences Corp., 6.75% 06/15/2006                                  132,421
       300,000     Conoco Funding Co., 6.35% 10/15/2011                                       311,574
        50,000     Consolidate Edison, Inc., 6.45% 12/01/2007                                  53,407
       125,000     Cooper Industries, 6.70% 09/22/2005                                        128,969
       150,000     Cooper Tire & Rubber Co., 7.625% 03/15/2027                                137,728
        50,000     Cooper Tire & Rubber Co., 8.00% 12/15/2019                                  48,738
        55,000     CSX Transportation, 7.33% 06/01/2005                                        59,667
       300,000     Deere & Co., 6.55% 10/01/2028                                              286,086
       265,000     Dell Computer Corp., 7.10% 04/15/2028                                      268,262
       315,000     Donnelley R R&Son, 6.625% 04/15/2029                                       290,961
       250,000     Dow Chemical 6.125%, 02/01/2011                                            252,307
        45,000     DuPont EI Nemours, 6.00% 03/06/2003                                         46,164
       125,000     DuPont EI Nemours, 6.50% 01/15/2028                                        123,691
       313,000     Duke Energy Corp., 6.75% 08/01/2025                                        298,593
       200,000     Georgia Pacific Corp., 7.75% 11/15/2029                                    166,111
       175,000     Georgia Pacific Corp., 8.125% 06/15/2023                                   153,664
       300,000     Household Finance Corp., 6.75% 05/15/2011                                  295,752
        10,000     Household Finance Corp., 7.30% 07/30/2012                                   10,040
       250,000     HSBC USA Capital Trust, 7.53%, 12/04/2026                                  247,499
       142,000     Inco Ltd, 7.75% 03/15/2016                                                 144,485
       200,000     International Lease Finance Corp., 5.80%, 08/15/2007                       204,219
       300,000     Jersey Cent Power & Light Co., 6.75% 11/01/2025                            284,527
       300,000     Kraft Food, Inc., 6.50%, 11/01/2031                                        297,827
        25,000     Lehman Brothers Holdings, Inc., 6.625% 02/05/2006                           26,365
       250,000     Lowe's Cos., Inc., 6.875% 02/15/2028                                       252,193
       150,000     MCI Communications Corp., 7.75% 03/15/2024                                  47,250
       300,000     Mead Corp., 7.125% 08/01/2025                                              278,498


SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

Bonds - 93.81% (Cont.)
par value                                                                                market value

                   CORPORATE BONDS - 89.38% (cont.)
     $ 100,000     Merck & Co. Inc., 6.30% 01/01/2026                                          99,454
       100,000     Merck & Co. Inc., 6.40% 03/01/2028                                       $ 100,681
        50,000     National Rural Utilities Finance Corp., 6.00% 01/15/2004                    51,790
       111,000     NationsBank Corp., 6.80% 03/15/2028                                        111,803
       200,000     Norsk Hydro A.S., 6.80% 01/15/2028                                         200,184
        25,000     Pennsylvania P & L,  6.55% 03/01/2006                                       26,365
        70,000     Pep Boys Manny Moe & Jack, 7.00% 06/01/2005                                 67,900
       100,000     PPG Industries, Inc., 7.40% 08/15/2019                                      97,484
        11,000     Public Service Electric & Gas Co., 6.25% 01/01/2007                         11,486
       175,000     Public Service Electric & Gas Co., 7.00% 09/01/2024                        170,055
       250,000     The Sherman-Williams Co., 7.375%, 02/01/2027                               245,531
       200,000     Transocean Sedco Forex, Inc., 7.50% 04/15/2031                             210,358
        50,000     Travelers Property & Casualty Corp., 6.75% 11/15/2006                       53,039
       150,000     TRW, Inc., 6.25% 01/15/2010                                                149,806
        25,000     Union Electric Co., 6.875% 08/01/2004                                       26,579
       250,000     United Parcel Services, Inc., 1.75%, 09/27/2007                            256,250
        50,000     US Leasing International, 5.95% 10/15/2003                                  51,342
       300,000     Verizon Communications, Inc., 6.94%, 04/15/2028                            268,741
       100,000     Virginia Electric & Power Co., 7.50% 06/01/2023                            102,164
       135,000     Wisconsin Energy Corp., 6.50% 04/01/2011                                   141,914
                                                                                    ------------------
                                                                                            8,663,030
                                                                                    ------------------

                   MUNICIPAL BONDS - 1.07%
        25,000     Hydro-Quebec, 7.375% 02/01/2003                                             25,750
        50,000     Province of Manitoba, 6.75% 03/01/2003                                      51,260
        25,000     Texas State University, 6.41% 03/15/2009                                    26,448
                                                                                    ------------------
                                                                                              103,458
                                                                                    ------------------

                   Total Bonds (cost $9,176,466)                                            9,092,801
                                                                                    ------------------

SHORT TERM INVESTMENTS - 3.48%
numbers of shares                                                                        market value

       337,494     Firstar Bank Treasury Fund (cost $337,494)                                 337,494
                                                                                    ------------------

                   TOTAL INVESTMENTS - 97.29% (identified cost $9,513,960)                  9,430,295

                   OTHER ASSETS AND LIABILITIES, NET - 2.71%                                  262,346
                                                                                    ------------------

                   NET ASSETS - 100.00%                                                    $9,692,641
                                                                                    ==================

The accompanying notes are an integral part of these financial statements. Timothy Plan Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                                     amount

      Investments in Securities at Value (identified cost $9,513,960) [NOTE 1]                                  $ 9,430,295
      Cash
      Receivables:
         Interest                                                                                                   153,941
         Commission Receivable due from Advisor                                                                       4,442
         Fund Shares Sold                                                                                           233,079
                                                                                                         -------------------

      Total Assets                                                                                               $9,821,757
                                                                                                         ===================

LIABILITIES
                                                                                                                     amount

      Payable for Fund Shares Redeemed                                                                              $ 1,389
      Payable to Custodian                                                                                            3,287
      Accrued Expenses                                                                                               14,596
      Dividend Payable                                                                                              109,844
                                                                                                         -------------------

      Total Liabilities                                                                                           $ 129,116
                                                                                                         ===================

NET ASSETS
                                                                                                                     amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 818,486 shares outstanding)  $ 7,918,984
        Net Asset Value and Redemption price Per Class A Share ($7,918,984 / 818,486 shares)                         $ 9.68
        Offering Price Per Share ($9.68 / 0.9575 )                                                                  $ 10.11

      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 186,872 shares outstanding)  $ 1,773,657
        Net Asset Value and Offering Price Per Class B Share ($1,773,657 / 186,872 shares)                           $ 9.49
        Redemption Price Per Share ($9.49 X 0.95)                                                                    $ 9.02

      Net Assets                                                                                                 $9,692,641
                                                                                                         ===================

SOURCES OF NET ASSETS
                                                                                                                     amount

      At June 30, 2002, Net Assets Consisted of:
        Paid-in Capital                                                                                         $ 9,769,684
        Accumulated Net Investment Income on Investments                                                                117
        Net Accumulated Realized Gain on Investments                                                                  6,505
        Net Unrealized Depreciation in Value of Investments                                                         (83,665)
                                                                                                         -------------------

      Net Assets                                                                                                 $9,692,641
                                                                                                         ===================

The accompanying notes are an integral part of these financial statements. Timothy Plan Fixed Income Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                 $ 247,691
                                                                                         ----------------

      Total Investment Income                                                                    247,691
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                           22,361
      Transfer Agent Fees (Class A = $9,409 Class B = $2,641)                                     12,050
      Administration Fees                                                                          3,746
      Auditing Fees                                                                                  677
      12b-1 Fees (Class A = $7,764, Class B = $4,660 ) [NOTE 3]                                   12,424
      Accounting Fees                                                                             13,584
      Registration Fees                                                                            5,256
      Custodian Fees                                                                               2,647
      Printing Expense                                                                               497
      Insurance Expense                                                                              205
      Legal Expense                                                                                  863
      Service Fees (Class B) [NOTE 3]                                                              1,779
      Miscellaneous Expense                                                                          310
                                                                                         ----------------

      Total Expenses                                                                              76,399

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (21,317)
                                                                                         ----------------

      Total Net Expenses                                                                          55,082
                                                                                         ----------------

      Net Investment Income                                                                      192,609
                                                                                         ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                  amount

      Net Realized Gain on Investments                                                             9,419
      Change in Unrealized Depreciation of Investments                                           (49,526)
                                                                                         ----------------
      Net Realized and Unrealized Loss on Investments                                            (40,107)
                                                                                         ----------------

      Increase in Net Assets Resulting from Operations                                         $ 152,502
                                                                                         ================

The accompanying notes are an integral part of these financial statements. Timothy Plan Fixed Income Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                         six months ended   year ended
                                                                            6/30/02          12/31/00
                                                                          (Unaudited)

      Operations:
      Net Investment Income                                                   $ 192,609         $ 135,384
      Net Change in Unrealized Appreciation (Depreciation) of Investments       (49,526)          (21,421)
      Net Realized Gain (Loss) on Investments                                     9,419             6,385
                                                                         ---------------  ----------------
      Increase in Net Assets (resulting from operations)                        152,502           120,348
                                                                         ---------------  ----------------

      Distributions to Shareholders:
      Net Income
         Class A                                                               (164,557)         (105,934)
         Class B                                                                (27,935)          (30,858)
                                                                         ---------------  ----------------
      Total Net Decrease                                                       (192,492)         (136,792)
                                                                         ---------------  ----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                              4,043,923         4,520,926
         Class B                                                                820,556           650,127
      Dividends Reinvested:
         Class A                                                                 53,104            35,316
         Class B                                                                 20,615            23,622
      Cost of Shares Redeemed:
         Class A                                                               (917,669)         (442,396)
         Class B                                                                (86,839)         (144,253)
                                                                         ---------------  ----------------
      Increase in Net Assets (resulting from capital share transactions)      3,933,690         4,643,342
                                                                         ---------------  ----------------

      Total Increase in Net Assets                                            3,893,700         4,626,898

      Net Assets:
      Beginning of Year                                                       5,798,941         1,172,043
                                                                         ---------------  ----------------
      End of Year [Including undistributed net investment income of
        $117 and $0, respectively]                                          $ 9,692,641       $ 5,798,941
                                                                         ===============  ================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                417,256           462,470
         Class B                                                                 86,366            67,241
      Shares Reinvested:
         Class A                                                                  5,529             3,626
         Class B                                                                  2,188             2,469
      Shares Redeemed:
         Class A                                                                (94,910)          (45,445)
         Class B                                                                 (9,143)          (15,216)
                                                                         ---------------  ----------------
      Net Increase in Number of Shares Outstanding                              407,286           475,145
                                                                         ===============  ================

The accompanying notes are an integral part of these financial statements. Timothy Plan Fixed Income Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES
                                                           six month        year           year          period
                                                             ended          ended          ended         ended
                                                            6/30/02       12/31/01       12/31/00     12/31/99 (B)
                                                          (unaudited)

     Per Share Operating Performance:
     Net Asset Value, Beginning                                $ 9.73         $ 9.53         $ 9.81        $ 10.00
                                                          ------------   ------------   ------------  -------------

     Income from Investment Operations:
        Net Investment Income                                    0.25           0.40           0.49           0.12
        Net Realized and Unrealized Gain (Loss) on Investments  (0.07)          0.20          (0.27)         (0.18)
                                                          ------------   ------------   ------------  -------------
        Total from Investment Operations                         0.18           0.60           0.22          (0.06)
                                                          ------------   ------------   ------------  -------------

     Less Distributions:
        Dividends from Net Investment Income                    (0.23)         (0.40)         (0.50)         (0.13)
                                                          ------------   ------------
                                                                                        ------------  -------------
        Total Distributions                                     (0.23)         (0.40)         (0.50)         (0.13)
                                                          ------------   ------------   ------------  -------------

     Net Asset Value at End of Year                            $ 9.68         $ 9.73         $ 9.53         $ 9.81
                                                          ============   ============   ============  =============

     Total Return (A) (D)                                       1.84%          6.37%          2.32%          (0.42)%

     Ratios/Supplemental Data:
     Net Assets, End of Period (in 000s)                      $ 7,919        $ 4,773          $ 667          $ 124

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement and Waiver of Expenses by Advisor  1.79% (C)      2.44%          8.99%         13.92% (C)
        After Reimbursement and Waiver of Expenses by Advisor   1.35% (C)      1.35%          1.35%          1.35% (C)

     Ratio of Net Investment Income to Average Net Assets:
        Before Reimbursement and Waiver of Expenses by Advisor  4.84% (C)      3.91%          (2.19)%       (9.88)%(C)
        After Reimbursement and Waiver of Expenses by Advisor   5.28% (C)      5.00%          5.45%          2.70% (C)

     Portfolio Turnover                                         1.58%         20.28%         35.54%         21.25%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Fixed Income Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES
                                                           six month        year           year          period
                                                             ended          ended          ended         ended
                                                            6/30/02       12/31/01       12/31/00     12/31/99 (B)
                                                          (unaudited)

     Per Share Operating Performance:
     Net Asset Value, Beginning                                $ 9.55         $ 9.54         $ 9.80        $ 10.00
                                                          ------------   ------------   ------------  -------------

     Income from Investment Operations:
        Net Investment Income                                    0.21           0.40           0.45           0.15
        Net Realized and Unrealized Loss on Investments         (0.08)         (0.01)         (0.25)         (0.22)
                                                          ------------   ------------   ------------  -------------
        Total from Investment Operations                         0.13           0.39           0.20          (0.07)
                                                          ------------   ------------   ------------  -------------

     Less Distributions:
        Dividends from Net Investment Income                    (0.19)         (0.38)         (0.46)         (0.13)
                                                          ------------   ------------
                                                                                        ------------  -------------
        Total Distributions                                     (0.19)         (0.38)         (0.46)         (0.13)
                                                          ------------   ------------   ------------  -------------

     Net Asset Value at End of Year                            $ 9.49         $ 9.55         $ 9.54         $ 9.80
                                                          ============   ============   ============  =============

     Total Return (A) (D)                                       1.40%          4.13%          2.12%          (0.92)%

     Ratios/Supplemental Data:
     Net Assets, End of Period (in 000s)                      $ 1,774        $ 1,026          $ 506          $ 243

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement and Waiver of Expenses by Advisor  3.32% (C)      3.46%          9.74%         14.73% (C)
        After Reimbursement and Waiver of Expenses by Advisor   2.10% (C)      2.10%          2.10%          2.10% (C)

     Ratio of Net Investment Income to Average Net Assets:
        Before Reimbursement and Waiver of Expenses by Advisor  3.29% (C)      2.93%          (2.94)%       (2.20)%(C)
        After Reimbursement and Waiver of Expenses by Advisor   4.51% (C)      4.29%          4.70%         10.42% (C)

     Portfolio Turnover                                         1.58%         20.28%         35.54%         21.25%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Fixed Income Fund

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 96.07%
number of shares                                                                         market value

               AIR TRANSPORTATION, SCHEDULED - 2.18%
         2,880 Ryanair Holdings Plc.* (a)                                                   $ 100,429
                                                                                     -----------------

               BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 1.61%
         1,550 Gilead Sciences, Inc.*                                                          50,964
           650 IDEC Pharmaceuticals Corp.*                                                     23,042
                                                                                     -----------------
                                                                                               74,006
                                                                                     -----------------

               DRILLING OIL & GAS WELLS - 2.70%
         1,650 Ensco International, Inc.                                                       44,979
         2,250 Nabors Industries, Inc.*                                                        79,088
                                                                                     -----------------
                                                                                              124,067
                                                                                     -----------------

               ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.53%
           950 St. Jude Medical, Inc.*                                                         70,243
                                                                                     -----------------

               FINANCE SERVICES - 1.83%
         3,000 AmeriCredit Corp.*                                                              84,150
                                                                                     -----------------

               FIRE, MARINE & CASUALTY INSURANCE - 1.05%
         1,000 Mercury General Corp.                                                           48,500
                                                                                     -----------------

               FUNCTIONS RELATED TO DEPOSITORY BANKING - 1.15%
         1,750 Concord EFS, Inc.*                                                              52,745
                                                                                     -----------------

               GEN BUILDING CONTRACTORS - RESIDENTIAL BUILDINGS  - 2.13%
         1,600 Lennar Corp.                                                                    97,920
                                                                                     -----------------

               HOSPITAL & MEDICAL SERVICE PLANS  - 3.24%
         5,320 First Health Group Corp.*                                                      149,173
                                                                                     -----------------

               MOTOR VEHICLE PARTS & ACCESSORIES - 1.43%
         2,400 Gentex Corp.*                                                                   65,928
                                                                                     -----------------

               NATIONAL COMMERCIAL BANKS - 1.17%
         1,000 City National Corp.                                                             53,750
                                                                                     -----------------

               OIL & GAS FIELD MACHINERY & EQUIPMENT - 1.60%
         3,500 National-Oilwell, Inc.*                                                         73,675
                                                                                     -----------------

               OIL, GAS, FIELD SERVICES - 2.74%
         1,500 BJ Services Co.*                                                                50,820
         4,800 Pride International, Inc.*                                                      75,168
                                                                                     -----------------
                                                                                              125,988
                                                                                     -----------------

         1,200 OPTICAL INSTRUMENTS & LENSES - 1.15%
               KLA-Tencor Corp.*                                                               52,788
                                                                                     -----------------

         1,425 ORDNANCE & ACCESSORIES, (NO VEHICLES/GUIDED MISSILES)  - 1.97%
               Alliant Techsystem, Inc.*                                                       90,915
                                                                                     -----------------

           900 PERSONAL CREDIT INSTITUTIONS - 1.89%
               SLM Corp.                                                                       87,210
                                                                                     -----------------

         2,970 PHARMACEUTICAL PREPARATIONS - 1.44%
               King Pharmaceuticals, Inc.*                                                     66,083
                                                                                     -----------------


SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 96.07% (cont.)
number of shares                                                                         market value

         4,085 PRINTED CIRCUIT BOARDS - 1.87%
               Jabil Circuit, Inc.*                                                          $ 86,234
                                                                                     -----------------

         1,450 RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.14%
               Harris Corp.                                                                    52,707
                                                                                     -----------------

         2,550 RADIO BROADCASTING STATIONS - 1.33%
               Cox Radio, Inc. - Class A                                                       61,455
                                                                                     -----------------

         2,800 RETAIL - AUTO & HOME SUPPLY STORES  - 1.68%
               O Reilly Automotive, Inc.*                                                      77,168
                                                                                     -----------------

         2,400 RETAIL - EATING PLACES  - 1.85%
               Cheesecake Factory, Inc.*                                                       85,152
                                                                                     -----------------

         3,650 RETAIL - HOBBY, TOY & GAME SHOPS  - 3.09%
               Michaels Stores, Inc.*                                                         142,350
                                                                                     -----------------

         3,500 RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.87%
               Bed Bath & Beyond, Inc.*                                                       132,090
                                                                                     -----------------

         5,229 RETAIL - VARIETY STORES - 4.48%
               Dollar Tree Stores, Inc.*                                                      206,075
                                                                                     -----------------

               SEMICONDUCTORS & RELATED DEVICES - 6.26%
         2,700 Altera Corp.*                                                                   36,720
         2,650 Chartered Semiconductor Manufacturing Ltd.* (a)                                 53,026
         1,750 Intersil Holding Corp. - Class A*                                               37,415
         2,050 International Rectifier Corp.*                                                  59,758
         2,425 Microchip Technology, Inc.*                                                     66,518
         1,300 Semtech Corp.*                                                                  34,710
                                                                                     -----------------
                                                                                              288,147
                                                                                     -----------------

               SERVICES - ADVERTISING AGENCIES - 2.18%
         2,700 Lamar Advertising Co. - Class A *                                              100,467
                                                                                     -----------------

               SERVICES - BUSINESS SERVICES - 1.66%
         2,300 BISYS Group, Inc.*                                                              76,590
                                                                                     -----------------

               SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 1.59%
         3,050 Affymetrix, Inc.*                                                               73,169
                                                                                     -----------------

               SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 4.44%
         2,500 Affiliated Computer Services, Inc. - Class A*                                  118,700
         2,400 Sabre Holdings Corp.                                                            85,920
                                                                                     -----------------
                                                                                              204,620
                                                                                     -----------------

               SERVICES - EDUCATIONAL SERVICES - 3.44%
         2,025 Apollo Group, Inc. - Class A*                                                   79,805
         1,750 Career Education Corp.*                                                         78,750
                                                                                     -----------------
                                                                                     -----------------
                                                                                              158,555
                                                                                     -----------------

               SERVICES - HELP SUPPLY SERVICES  - 1.80%
         2,250 Manpower, Inc.                                                                  82,688
                                                                                     -----------------

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 96.07% (cont.)
number of shares                                                                         market value

               SERVICES - MANAGEMENT CONSULTING SERVICES  - 3.81%
         4,500 Hewitt Associates LLC*                                                       $ 104,850
         4,750 KPMG Consulting, Inc.*                                                          70,585
                                                                                     -----------------
                                                                                              175,435
                                                                                     -----------------


         2,760 SERVICES - MEDICAL LABORATORIES - 2.74%                                         125994
               Laboratory Corp. of America Holdings *                                         125,994
                                                                                     -----------------

         2,200 SERVICES - MISC HEALTH & ALLIED SERVICES - 2.20%
               Accredo Health, Inc.*                                                          101,508
                                                                                     -----------------

               SERVICES - PREPACKAGED SOFTWARE - 3.61%
         1,450 Brocade Communications Systems, Inc.                                            25,346
         3,300 Retek, Inc.*                                                                    80,190
         4,250 Siebel Systems, Inc.*                                                           60,435
                                                                                     -----------------
                                                                                              165,971
                                                                                     -----------------

               SPECIAL INDUSTRY MACHINERY - 1.50%
         1,960 Lam Research Corp.*                                                             35,241
         1,000 Novellus Systems, Inc.*                                                         34,000
                                                                                     -----------------
                                                                                               69,241
                                                                                     -----------------

               SURETY INSURANCE - 4.45%
           939 AMBAC Financial Group, Inc.                                                     63,289
         3,706 The PMI Group, Inc.                                                            141,569
                                                                                     -----------------
                                                                                              204,858
                                                                                     -----------------

               TELEGRAPH & OTHER MESSAGE COMMUNICATIONS - 2.38%
         2,950 Certegy, Inc.*                                                                 109,415
                                                                                     -----------------

               TELEVISION BROADCASTING STATIONS - 1.53%
         2,250 Univision Communications, Inc.*                                                 70,650
                                                                                     -----------------

               WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.36%
         2,035 AmerisourceBergen Corp.                                                        154,660
                                                                                     -----------------

               Total Common Stocks (cost $4,553,759)                                        4,422,769
                                                                                     -----------------


SHORT TERM INVESTMENTS - 6.96%
number of shares                                                                         market value

       235,000 Firstar Money Market Federated Series Fund                                   $ 235,000
        85,371 Firstar Treasury Fund                                                           85,371
                                                                                     -----------------

               Total Short Term Investments (cost $320,371)                                   320,371
                                                                                     -----------------


               TOTAL INVESTMENTS - 103.03% (identified cost $4,874,130)                     4,743,140

               OTHER ASSETS AND LIABILITIES, NET  - (3.03)%                                  (139,307)
                                                                                     -----------------

               NET ASSETS - 100.00%                                                        $4,603,833
                                                                                     =================

* Non-income producing securities
(a) American Depositary Receipt

The accompanying notes are an integral part of these financial statements. Timothy Plan Aggressive Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                                     amount

      Investments in Securities at Value (identified cost $4,874,130) [NOTE 1]                                  $ 4,743,140
      Cash                                                                                                               23
      Receivables:
         Investments Sold                                                                                            12,533
         Interest                                                                                                       309
         Dividends                                                                                                       93
         Fund Shares Sold                                                                                            16,516
         Due from Advisor                                                                                             8,972
                                                                                                          ------------------

      Total Assets                                                                                               $4,781,586
                                                                                                          ==================

LIABILITIES
                                                                                                                     amount

      Payable for Investments Purchased                                                                           $ 159,381
      Payable for Fund Shares Redeemed                                                                               13,166
      Accrued Expenses                                                                                                5,206
                                                                                                          ------------------

      Total Liabilities                                                                                           $ 177,753
                                                                                                          ==================

NET ASSETS
                                                                                                                     amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 755,360 shares outstanding)  $ 4,174,350
        Net Asset Value and Redemption price Per Class A Share ($4,174,350 / 755,360 shares)                         $ 5.53
        Offering Price Per Share ($5.53/ 0.945)                                                                      $ 5.85
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 78,616 shares outstanding)     $ 429,483
        Net Asset Value and Offering Price Per Class B Share ($429,483 / 78,616 shares)                              $ 5.46
        Maximum Redemption Price Per Class B Share ($5.46 x 0.95)                                                    $ 5.19

      Net Assets                                                                                                 $4,603,833
                                                                                                          ==================

SOURCES OF NET ASSETS
                                                                                                                     amount

      At June 30, 2002, Net Assets Consisted of:
        Paid-in Capital                                                                                         $ 5,789,064
        Accumulated Net Investment Loss on Investments                                                              (33,931)
        Accumulated Net Realized Loss on Investments                                                             (1,020,310)
        Net Unrealized Depreciation in Value of Investments                                                        (130,990)
                                                                                                          ------------------

      Net Assets                                                                                                 $4,603,833
                                                                                                          ==================

The accompanying notes are an integral part of these financial statements. Timothy Plan Aggressive Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                   $ 1,671
      Dividends                                                                                    1,684
                                                                                         ----------------

      Total Investment Income                                                                      3,355
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                           18,748
      Custodian Fees                                                                               4,489
      Transfer Agent Fees (Class A =$9,689, Class B = $1,049)                                     10,738
      Accounting Fees                                                                              9,939
      Registration Fees                                                                            2,304
      12b-1 Fees (Class A =$5,155, Class B =$1,661) [NOTE 3]                                       6,816
      Administration Fees                                                                          2,835
      Auditing Fees                                                                                  603
      Service Fees (Class B) [NOTE 3]                                                                552
      Legal Expense                                                                                  640
      Printing Expense                                                                               304
      Insurance Expense                                                                              257
      Miscellaneous Expense                                                                          229
                                                                                         ----------------

      Total Expenses                                                                              58,454

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (21,168)
                                                                                         ----------------

      Total Net Expenses                                                                          37,286
                                                                                         ----------------

      Net Investment Loss                                                                        (33,931)
                                                                                         ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                  amount

      Net Realized Loss on Investments                                                          (378,413)
      Change in Unrealized Depreciation of Investments                                          (403,680)
                                                                                         ----------------
      Net Realized and Unrealized Loss on Investments                                           (782,093)
                                                                                         ----------------

      Decrease in Net Assets Resulting from Operations                                         $(816,024)
                                                                                         ================

The accompanying notes are an integral part of these financial statements. Timothy Plan Aggressive Growth Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                          six months ended     year ended
                                                                             6/30/02            12/31/01
                                                                           (Unaudited)

      Operations:
      Net Investment Loss                                                      $ (33,931)          $ (31,803)
      Net Change in Unrealized Appreciation (Depreciation) of Investments       (403,680)            301,255
      Net Realized Loss on Investments                                          (378,413)           (598,152)
                                                                         ----------------   -----------------
      Decrease in Net Assets (resulting from operations)                        (816,024)           (328,700)
                                                                         ----------------   -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                               1,801,437           3,299,422
         Class B                                                                 177,037             299,660
      Cost of Shares Redeemed:
         Class A                                                                (400,764)           (242,322)
         Class B                                                                 (70,346)            (81,183)
                                                                         ----------------   -----------------
      Increase in Net Assets (resulting from capital share transactions)       1,507,364           3,275,577
                                                                         ----------------   -----------------

      Total Increase in Net Assets                                               691,340           2,946,877

      Net Assets:
      Beginning of Period                                                      3,912,493             965,616
                                                                         ----------------   -----------------
      End of Period [including undistributed investment income (loss)
          of $33,931 and $0, respectively]                                   $ 4,603,833         $ 3,912,493
                                                                         ================   =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                 287,587             483,348
         Class B                                                                  28,252              43,517
      Shares Redeemed:
         Class A                                                                 (63,404)            (38,071)
         Class B                                                                 (10,958)            (11,971)
                                                                         ----------------   -----------------
      Net Increase in Number of Shares Outstanding                               241,477             476,823
                                                                         ================   =================

The accompanying notes are an integral part of these financial statements. Timothy Plan Aggressive Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES
                                                           six months          year             period
                                                              ended            ended             ended
                                                             6/30/02         12/31/01          12/31/00    (B)
                                                           (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                     $ 6.61           $ 8.35           $ 10.00
                                                          --------------   --------------    --------------

      Income from Investment Operations:
         Net Investment Loss                                      (0.05)           (0.05)                -
         Net Realized and Unrealized Loss on Investments          (1.03)           (1.69)            (1.65)
                                                          --------------   --------------    --------------
         Total from Investment Operations                         (1.08)           (1.74)            (1.65)
                                                          --------------   --------------    --------------

      Less Distributions:
         Dividends from Realized Gains                                -                -                 -
         Dividends from Net Investment Income                         -                -                 -
                                                          --------------   --------------    --------------
         Total Distributions                                          -                -                 -
                                                          --------------   --------------    --------------

      Net Asset Value at End of Period                           $ 5.53           $ 6.61            $ 8.35
                                                          ==============   ==============    ==============

      Total Return (A) (D)                                       (16.34)%         (20.84)%          (16.50)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                       $ 4,174          $ 3,510             $ 717

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor   2.52% (C)        3.87%            10.20% (C)
         After Reimbursement and Waiver of Expenses by Advisor    1.60% (C)        1.60%             1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor  (2.37)%(C)        (3.53)%          (8.91)%(C)
         After Reimbursement and Waiver of Expenses by Advisor   (1.45)%(C)        (1.26)%          (0.31)%(C)

      Portfolio Turnover                                         66.70%          113.39%            19.00%



(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For The Period October 4, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Aggressive Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES
                                                            six months          year            period
                                                               ended            ended            ended
                                                              6/30/02         12/31/01         12/31/00    (B)
                                                            (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                      $ 6.56           $ 8.34          $ 10.00
                                                           --------------   --------------   --------------

      Income from Investment Operations:
         Net Investment Loss                                       (0.07)           (0.11)               -
         Net Realized and Unrealized Loss on Investments           (1.03)           (1.67)           (1.66)
                                                           --------------   --------------   --------------
         Total from Investment Operations                          (1.10)           (1.78)           (1.66)
                                                           --------------   --------------   --------------

      Less Distributions:
         Dividends from Realized Gains                                 -                -                -
         Dividends from Net Investment Income                          -                -                -
                                                           --------------   --------------   --------------
         Total Distributions                                           -                -                -
                                                           --------------   --------------   --------------

      Net Asset Value at End of Period                            $ 5.46           $ 6.56           $ 8.34
                                                           ==============   ==============   ==============

      Total Return (A) (D)                                        (16.77)%         (21.34)%         (16.60)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                          $ 429            $ 402            $ 248

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor               3.57% (C)        4.63%           10.95% (C)
         After Reimbursement of Expenses by Advisor                2.35% (C)        2.35%            2.35% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              (3.42)%(C)        (4.24)%         (9.66)%(C)
         After Reimbursement of Expenses by Advisor               (2.20)%(C)        (1.96)%         (1.06)%(C)

      Portfolio Turnover                                          66.70%          113.39%           19.00%



(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For The Period October 6, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Aggressive Growth Fund

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 102.87%
number of shares                                                                                                 market value


                AIRCRAFT ENGINES & ENGINE PARTS - 1.08%
     2,000      United Technologies Corp.                                                                           $ 135,800
                                                                                                        ----------------------

                BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 5.75%
    12,925      Amgen, Inc. *                                                                                         541,299
     7,000      MedImmune, Inc. *                                                                                     184,800
                                                                                                        ----------------------
                                                                                                                      726,099
                                                                                                        ----------------------
                CONVERTED PAPER & PAPERBOARD PRODS (NO CONTAINERS/BOXES) - 2.92%
     3,000      3M Co.                                                                                                369,000
                                                                                                        ----------------------

                ELECTRONIC COMPUTERS - 4.14%
    20,000      Dell Computer Corp.                                                                                   522,800
                                                                                                        ----------------------

                ELECTRONIC CONNECTORS - 2.12%
     8,000      Molex, Inc.                                                                                           268,240
                                                                                                        ----------------------

                FIRE, MARINE & CASUALTY INSURANCE - 4.67%
     8,650      American International Group, Inc.                                                                    590,189
                                                                                                        ----------------------

                FUNCTIONS RELATED TO DEPOSITORY BANKING - 3.10%
    13,000      Concord EFS, Inc. *                                                                                   391,820
                                                                                                        ----------------------

                GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 2.91%
     2,000      Illinois Tool Works, Inc.                                                                             367,300
                                                                                                        ----------------------

                NATIONAL COMMERCIAL BANKS  - 3.54%
    13,500      MBNA Corp.                                                                                            446,445
                                                                                                        ----------------------

                ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 2.68%
    12,500      Biomet, Inc.                                                                                          339,000
                                                                                                        ----------------------

                PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.19%
     3,000      Colgate Palmolive Co.                                                                                 150,150
                                                                                                        ----------------------

                PERSONAL CREDIT INSTITUTIONS - 3.84%
     5,000      USA Education, Inc.                                                                                   484,500
                                                                                                        ----------------------

                PHARMACEUTICAL PREPARATIONS - 7.12%
     3,000      Allergan, Inc.                                                                                        200,250
     7,000      Forest Laboratories, Inc. *                                                                           495,600
     4,000      Merck & Co. , Inc.                                                                                    202,560
                                                                                                        ----------------------
                                                                                                                      898,410
                                                                                                        ----------------------
                PRINTED CIRCUIT BOARDS - 2.99%

    61,400      Solectron Corp. *                                                                                     377,610
                                                                                                        ----------------------

                RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 3.80%
    33,175      Nokia Corp. (a)                                                                                       480,374
                                                                                                        ----------------------

                RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.97%
    10,000      Home Depot, Inc.                                                                                      137,840
     8,000      Lowes Companies, Inc.                                                                                 363,200
                                                                                                        ----------------------
                                                                                                                      501,040
                                                                                                        ----------------------
                RETAIL-DEPARTMENT STORES -1.66%
     3,000      Kohl's Corp.*                                                                                         210,240
                                                                                                        ----------------------

                RETAIL-DRUG STORES & PROPRIETARY STORES - 4.96%
    16,200      Walgreen Co.                                                                                          625,806
                                                                                                        ----------------------

                RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.99%
    10,000      Bed Bath & Beyond,  Inc.                                                                              377,400
                                                                                                        ----------------------

                RETAIL-RADIO TV & CONSUMER ELECTRONICS STORES - 1.44%
     5,000      Best Buy Co., Inc.                                                                                    181,500
                                                                                                        ----------------------

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

COMMON STOCKS - 102.87% - continued
number of shares                                                                                                 market value

                RETAIL-VARIETY STORES - 6.95%
    10,000      Target Corp.                                                                                        $ 371,400
     9,200      Wal-Mart Stores, Inc.                                                                                 506,092
                                                                                                        ----------------------
                                                                                                                      877,492
                                                                                                        ----------------------
                SEMICONDUCTORS & RELATED DEVICES - 3.24%
    13,000      Linear Technology Corp.                                                                               408,590
                                                                                                        ----------------------

                SERVICES-COMPUTER PROCESSING AND DATA PREPARATION - 4.57%
    13,250      Automatic Data Processing, Inc.                                                                       577,038
                                                                                                        ----------------------

                SERVICES-COMPUTER PROGRAMMING SERVICES - 0.69%
    11,550      Amdocs Ltd. *                                                                                          87,203
                                                                                                        ----------------------

                SERVICES-PREPACKAGED SOFTWARE - 7.02%
    34,200      Check Point Software Technologies Ltd. *                                                              463,752
    29,675      Siebel Systems, Inc. *                                                                                421,978
                                                                                                        ----------------------
                                                                                                                      885,730
                                                                                                        ----------------------
                SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 6.70%
     7,000      Baxter International, Inc.                                                                            311,080
    10,000      Stryker Corp.                                                                                         535,100
                                                                                                        ----------------------
                                                                                                                      846,180
                                                                                                        ----------------------
                TRUCKING & COURIER SERVICES (NO AIR) - 0.98%
     2,000      United Parcel Service, Inc.                                                                           123,500
                                                                                                        ----------------------

                WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 5.85%
     8,475      Cardinal Health, Inc.                                                                                 520,450
     8,000      Sysco Corp.                                                                                           217,760
                                                                                                        ----------------------
                                                                                                                      738,210
                                                                                                        ----------------------


                Total Common Stocks  (cost $14,996,454)                                                          $ 12,987,666
                                                                                                        ----------------------

SHORT-TERM INVESTMENTS - 2.35%
number of shares                                                                                                 market value

   297,285      Star Bank Treasury Fund (cost $297,285)                                                               297,285
                                                                                                        ----------------------

                TOTAL INVESTMENTS - 105.22% (identified cost $15,293,739)                                          13,284,951

                OTHER ASSETS IN EXCESS OF LIABILITIES - (5.22%)                                                      (659,572)
                                                                                                        ----------------------

                NET ASSETS - 100.00%                                                                             $ 12,625,379
                                                                                                        ======================

*Non-income producing securities
(a) American Depositary Receipt

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                                        amount

      Investments in Securities at Value (identified cost $15,293,739 ) [NOTE 1]                                  $ 13,284,951
      Receivables:
         Interest                                                                                                          365
         Dividends                                                                                                       5,909
         Fund Shares Sold                                                                                               32,383
         Investments Sold                                                                                            1,360,954
      Other Receivables                                                                                                    169
                                                                                                           --------------------

      Total Assets                                                                                                 $14,684,731
                                                                                                           ====================

LIABILITIES
                                                                                                                        amount

      Payable for Fund Shares Redeemed                                                                                  62,276
      Payable for Investment Securities Purchased                                                                    1,979,467
      Accrued Expenses                                                                                                $ 17,609
                                                                                                           --------------------

      Total Liabilities                                                                                             $2,059,352
                                                                                                           ====================
NET ASSETS
                                                                                                                        amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,035,146 shares outstanding)  $ 11,585,877
        Net Asset Value and Redemption Price Per Class A Share ($11,585,877/2,035,146 shares)                           $ 5.69
        Offering Price Per Share ($5.69/0.945)                                                                          $ 6.02
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 184,479 shares outstanding)     $ 1,039,502
        Net Asset Value and Offering Price Per Class B Share ($1,039,502/184,479 shares)                                $ 5.63
        Maximum  Redemption Price Per Class B Share ($5.63 x 0.95 )                                                     $ 5.35

      Net Assets                                                                                                   $12,625,379
                                                                                                           ====================

SOURCES OF NET ASSETS
                                                                                                                        amount

      At June 30, 2002, Net Assets Consisted of:
        Paid-in Capital                                                                                           $ 16,274,433
        Accumulated Undistributed Net Investment Loss                                                                  (64,524)
        Accumulated Net Realized Loss on Investments                                                                (1,575,742)
        Net Unrealized Depreciation in Value of Investments                                                         (2,008,788)
                                                                                                           --------------------

      Net Assets                                                                                                   $12,625,379
                                                                                                           ====================

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                               amount

      Interest                                                                                $ 2,841
      Dividends                                                                                28,354
                                                                                    ------------------

      Total Investment Income                                                                  31,195
                                                                                    ------------------

EXPENSES
                                                                                               amount

      Investment Advisory Fees [NOTE 3]                                                        48,649
      Administration Fees                                                                       3,433
      12b-1 Fess (Class A = $13,379, Class B = 3,755) [NOTE 3]                                 17,134
      Accounting Fees                                                                          11,070
      Registration Fees                                                                         3,063
      Transfer Agent Fees (Class A = $14,140, Class B = $1,338)                                15,478
      Custodian Fees                                                                            1,815
      Pricing Expense                                                                           1,494
      Printing Expense                                                                          1,570
      Auditing Fees                                                                             1,855
      Insurance Expense                                                                           619
      Legal Expense                                                                               890
      Service Fees (Class B) [NOTE 3]                                                           1,251
      Miscellaneous Expense                                                                       260
                                                                                    ------------------

      Total Expenses                                                                          108,581

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                      (12,862)
                                                                                    ------------------

      Total Net Expenses                                                                       95,719
                                                                                    ------------------

      Net Investment Loss                                                                     (64,524)
                                                                                    ------------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
                                                                                               amount

      Net Realized Loss on Investments                                                     (1,068,005)
      Change in Unrealized Depreciation of Investments                                     (1,799,069)
                                                                                    ------------------
      Net Realized and Unrealized Loss on Investments                                      (2,867,074)
                                                                                    ------------------

      Decrease in Net Assets Resulting from Operations                                    $(2,931,598)
                                                                                    ==================

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                        six months
                                                                       ended 06/30/02       year ended
                                                                       (unaudited)           12/31/01

      Operations:
      Net Investment Loss                                                   $ (64,524)          $ (57,897)
      Net Change in Unrealized Depreciation of Investments                 (1,068,005)           (146,495)
      Net Realized Loss on Investments                                     (1,799,069)           (505,974)
                                                                     -----------------   -----------------
      Decrease in Net Assets (resulting from operations)                   (2,931,598)           (710,366)
                                                                     -----------------   -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                            6,203,877           8,195,887
         Class B                                                              460,683             735,212
      Cost of Shares Redeemed:
         Class A                                                             (790,866)           (302,549)
         Class B                                                              (88,792)           (136,616)
                                                                     -----------------   -----------------
      Increase in Net Assets (resulting from capital share transactions)    5,784,902           8,491,934
                                                                     -----------------   -----------------

      Total Increase  in Net Assets                                         2,853,304           7,781,568

      Net Assets:
      Beginning of Period                                                   9,772,075           1,990,507
                                                                     -----------------   -----------------
      End of Period [including undistributed net investment loss of
        $64,524 and $0, respectively]                                    $ 12,625,379         $ 9,772,075
                                                                     =================   =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                              939,639           1,091,786
         Class B                                                               70,320              98,379
      Shares Redeemed:
         Class A                                                             (121,086)            (39,278)
         Class B                                                              (12,950)            (18,377)
                                                                     -----------------   -----------------
      Net Increase in Number of Shares Outstanding                            875,923           1,132,510
                                                                     =================   =================

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES
                                                          six months          year ended        period ended
                                                          ended 06/30/02       12/31/01           12/31/00     (B)
                                                          (unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                     $ 7.28              $ 9.43            $ 10.00
                                                        ----------------   -----------------   ----------------

      Income from Investment Operations:
         Net Investment Loss                                      (0.03)              (0.04)                 -
         Net Realized and Unrealized Loss on Investments          (1.56)              (2.11)             (0.57)
                                                        ----------------   -----------------   ----------------
         Total from Investment Operations                         (1.59)              (2.15)             (0.57)
                                                        ----------------   -----------------   ----------------

      Net Asset Value at End of Period                           $ 5.69              $ 7.28             $ 9.43
                                                        ================   =================   ================

      Total Return (A)(D)                                        (21.84)%            (22.80)%            (5.69)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                      $ 11,586             $ 8,854            $ 1,547

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor   1.82%               2.32%              5.55% (C)
         After Reimbursement and Waiver of Expenses by Advisor    1.60%               1.60%              1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor   (1.27)%             (1.72)%            (3.98)(C)
         After Reimbursement and Waiver of Expenses by Advisor    (1.05)%             (1.00)%            (0.03)(C)

      Portfolio Turnover                                         26.37%              20.47%              4.46%


(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES
                                                          six months
                                                          ended 06/30/02      year ended        year ended
                                                          (unaudited)          12/31/01          12/31/00

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                     $ 7.22              $ 9.41          $ 10.00
                                                        ----------------   -----------------  ---------------

      Income from Investment Operations:
         Net Investment Loss                                      (0.06)              (0.08)           (0.01)
         Net Realized and Unrealized Loss on Investments          (1.53)              (2.11)           (0.58)
                                                        ----------------   -----------------  ---------------
         Total from Investment Operations                         (1.59)              (2.19)           (0.59)
                                                        ----------------   -----------------  ---------------

      Net Asset Value at End of Period                           $ 5.63              $ 7.22           $ 9.41
                                                        ================   =================  ===============

      Total Return (A)(D)                                        (22.02)%            (23.27)%          (5.89)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                       $ 1,040               $ 918            $ 444

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              2.76%               3.66%            6.30%
         After Reimbursement of Expenses by Advisor               2.35%               2.35%            2.35%

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              (2.22)%             (3.11)%          (4.73)%
         After Reimbursement of Expenses by Advisor               (1.81)%             (1.80)%          (0.78)%

      Portfolio Turnover                                         26.37%              20.47%            4.46%


(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(C) Annualized
(D) For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Large/Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

MUTUAL FUNDS - 101.06%
number of shares                                                                                  market value

          574,397      Timothy Aggressive Growth Fund                                          $      3,176,416
          997,909      Timothy Large/Mid-Cap Growth Fund                                               5,678,101
          390,359      Timothy Large/Mid-Cap Value Fund                                                4,126,102
          246,214      Timothy Small Cap Value Fund                                                    3,343,583
                                                                                              -----------------

                       TOTAL  COMMON STOCK (Cost $18,529,963)                                        16,324,202
                                                                                              -----------------


SHORT TERM INVESTMENTS - 0.12%
numbers of shares

           20,116      Firstar Bank Treasury Fund (cost $20,116)                                        20,116
                                                                                              -----------------

                       TOTAL INVESTMENTS - 101.18% (identified cost $18,550,079)                    16,344,318

                       OTHER ASSETS AND LIABILITIES - (1.18)%                                         (190,979)
                                                                                              -----------------

                       NET ASSETS - 100.00%                                                       $ 16,153,339
                                                                                              =================

The accompanying notes are an integral part of these financial statements. Timothy Plan Strategic Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                                         amount

      Investments in Securities at Value (identified cost $18,550,079 ) [NOTE 1]                                   $ 16,344,318
      Receivables:
         Fund Shares Sold                                                                                                95,822
         Accrued Interest                                                                                                    92
         Commission Receivable due from Advisor                                                                           1,831
         Due From Advisor                                                                                                 2,571
                                                                                                            --------------------

      Total Assets                                                                                                 $ 16,444,634
                                                                                                            ====================

LIABILITIES
                                                                                                                         amount

      Payable for Fund Shares Redeemed                                                                                  177,589
      Payable to Custodian                                                                                               91,059
      Accrued Expenses                                                                                                   22,647
                                                                                                            --------------------

      Total Liabilities                                                                                               $ 291,295
                                                                                                            ====================

NET ASSETS
                                                                                                                         amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 943,619 shares outstanding)      $ 7,002,888
        Net Asset Value and Redemption Price Per Class A Share ($7,002,888/ 943,619 shares)                              $ 7.42
        Offering Price Per Share ($7.42/0.945)                                                                           $ 7.85
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,245,791 shares outstanding)    $ 9,150,451
        Net Asset Value and Offering Price Per Class B Share ($9,150,451 / 1,245,791 shares)                             $ 7.35
        Maximum Redemption Price Per Class B Share ($7.35 x 0.95)                                                        $ 6.98

      Net Assets                                                                                                   $ 16,153,339
                                                                                                            ====================

SOURCES OF NET ASSETS
                                                                                                                         amount

      At June 30, 2002, Net Assets Consisted of:
        Paid-in Capital                                                                                            $ 18,482,504
        Accumulated Net Investment Loss on Investments                                                                 (123,978)
        Net Accumulated Realized Gain on Investments                                                                        574
        Net Unrealized Depreciation in Value of Investments                                                          (2,205,761)
                                                                                                            --------------------

      Net Assets                                                                                                   $ 16,153,339
                                                                                                            ====================

The accompanying notes are an integral part of these financial statements. Timothy Plan Strategic Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                                   amount

      Interest                                                                                      $ 833
                                                                                       -------------------

      Total Investment Income                                                                         833
                                                                                       -------------------

EXPENSES
                                                                                                   amount

      Investment Advisory Fees [NOTE 3]                                                            11,047
      Accounting Fees                                                                              12,625
      Transfer Agent Fees (Class A = $7,236, Class B = $11,062)                                    18,298
      12b-1 Fees (Class A = $7,390, Class B = $11,017)  [NOTE 3]                                   18,407
      Custodian Fees                                                                                2,836
      Administration Fees                                                                           4,459
      Auditing Fees                                                                                 1,020
      Service Fees (Class B) [NOTE 3]                                                              51,426
      Registrations Expense                                                                         3,945
      Legal Expense                                                                                 1,633
      Insurance Expense                                                                               719
      Printing Expense                                                                                917
      Miscellaneous Expense                                                                           267
                                                                                       -------------------

      Total Expenses                                                                              127,599

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                           (2,788)
                                                                                       -------------------

      Total Net Expenses                                                                          124,811
                                                                                       -------------------

      Net Investment Loss                                                                        (123,978)
                                                                                       -------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                   amount

      Change in Unrealized Depreciation of Investments                                         (2,076,950)
                                                                                       -------------------
      Net Realized and Unrealized Loss on Investments                                          (2,076,950)
                                                                                       -------------------

      Decrease in Net Assets Resulting from Operations                                        $(2,200,928)
                                                                                       ===================

The accompanying notes are an integral part of these financial statements. Timothy Plan Strategic Growth Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE IN NET ASSETS
                                                                             six months ended      year ended
                                                                               06/30/02             12/31/01
                                                                              (Unaudited)

      Operations:
      Net Investment Loss                                                         $ (123,978)          $ (101,757)
      Net Change in Unrealized Depreciation of Investments                        (2,076,950)             (92,430)
      Capital Gain Distributions from Other Investment Companies                           -               13,115
      Net Realized Loss on Investments                                                     -                 (630)
                                                                           ------------------   ------------------
      Decrease in Net Assets (resulting from operations)                          (2,200,928)            (181,702)
                                                                           ------------------   ------------------

      Distributions to Shareholders:
      Net Capital Gains:
         Class A                                                                           -               (7,201)
         Class B                                                                           -              (11,483)
                                                                           ------------------   ------------------
      Total Distributions                                                                  -              (18,684)
                                                                           ------------------   ------------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                                   3,618,380            4,330,628
         Class B                                                                   3,894,414            6,707,533
      Dividends Reinvested:
         Class A                                                                           -                7,101
         Class B                                                                           -               10,787
      Cost of Shares Redeemed:
         Class A                                                                    (368,606)            (114,860)
         Class B                                                                    (506,211)            (384,975)
                                                                           ------------------   ------------------
      Increase in Net Assets (resulting from capital share transactions)           6,637,977           10,556,214
                                                                           ------------------   ------------------

      Total Increase in Net Assets                                                 4,437,049           10,355,828

      Net Assets:
      Beginning of period                                                         11,716,290            1,360,462
                                                                           ------------------   ------------------
      End of Period (including undistributed investment loss
          of $123,978 and $0, respectively)                                     $ 16,153,339         $ 11,716,290
                                                                           ==================   ==================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                     437,592              517,676
         Class B                                                                     473,646              788,513

      Cost of Shares Reinvested:
         Class A                                                                           -                  848
         Class B                                                                           -                1,298

      Shares Redeemed:
         Class A                                                                     (45,627)             (14,332)
         Class B                                                                     (64,398)             (47,397)
                                                                           ------------------   ------------------
      Net Increase in Number of Shares Outstanding                                   801,213            1,246,606
                                                                           ==================   ==================

The accompanying notes are an integral part of these financial statements. Timothy Plan Strategic Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES
                                                             six months         year            period
                                                               ended            ended            ended
                                                              6/30/02         12/31/01         12/31/00    (D)
                                                            (unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                       $ 8.47          $ 9.61          $ 10.00
                                                           ---------------  --------------   --------------

      Income from Investment Operations:
         Net Investment Loss                                        (0.05)          (0.05)           (0.01)
         Net Realized and Unrealized Loss on Investments            (1.00)          (1.08)           (0.38)
                                                           ---------------  --------------   --------------
         Total from Investment Operations                           (1.05)          (1.13)           (0.39)
                                                           ---------------  --------------   --------------

         Less Distributions:
         Dividends from Realized Gains                                  -           (0.01)               -
         Dividends from Net Investment Income                           -               -                -
                                                           ---------------  --------------   --------------
         Total Distributions                                            -           (0.01)               -
                                                           ---------------  --------------   --------------

      Net Asset Value at End of Period                             $ 7.42          $ 8.47           $ 9.61
                                                           ===============  ==============   ==============

      Total Return (A) (B)                                         (12.40)%        (11.72)%          (3.90)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                         $ 7,003         $ 4,675            $ 456

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and waiver of Expenses by Advisor     1.29% (C)       1.68%            6.80% (C)
         After Reimbursement and waiver of Expenses by Advisor      1.25% (C)       1.25%            1.25% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement and waiver of Expenses by Advisor    (1.27)%(C)       (1.61)%         (6.22)%(C)
         After Reimbursement and waiver of Expenses by Advisor     (1.23)%(C)       (1.18)%         (0.67)%(C)

      Portfolio Turnover                                            0.00%           0.15%            0.30%



(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C) Annualized
(D) For the Period October 5, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements. Timothy Plan Strategic Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES
                                                           six months          year           period
                                                             ended            ended            ended
                                                            6/30/02          12/31/01        12/31/00    (D)
                                                          (unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                     $ 8.42           $ 9.61         $ 10.00
                                                         ---------------  ---------------  --------------

      Income from Investment Operations:
         Net Investment Loss                                      (0.08)           (0.09)          (0.03)
         Net Realized and Unrealized Loss on Investments          (0.99)           (1.09)          (0.36)
                                                         ---------------  ---------------  --------------
         Total from Investment Operations                         (1.07)           (1.18)          (0.39)
                                                         ---------------  ---------------  --------------

         Less Distributions:
         Dividends from Realized Gains                                -            (0.01)              -
         Dividends from Net Investment Income                         -                -               -
                                                         ---------------  ---------------  --------------
         Total Distributions                                          -            (0.01)              -
                                                         ---------------  ---------------  --------------

      Net Asset Value at End of Period                           $ 7.35           $ 8.42          $ 9.61
                                                         ===============  ===============  ==============

      Total Return (A) (B)                                       (12.71)%         (12.24)%         (3.90)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                       $ 9,150          $ 7,042           $ 904

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              2.03% (C)        2.27%           7.55% (C)
         After Reimbursement of Expenses by Advisor               2.00% (C)        2.00%           2.00% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor             (2.02)%(C)        (2.21)%        (6.97)%(C)
         After Reimbursement of Expenses by Advisor              (1.99)%(C)        (1.94)%        (1.42)%(C)

      Portfolio Turnover                                          0.00%            0.15%           0.30%



(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C) Annualized
(D) For the Period October 9, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements. Timothy Plan Strategic Growth Fund

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

Common Stocks - 98.41%
number of shares                                                                                   market value

       463,513     Timothy Fixed Income Fund                                                        $ 4,486,805
       516,649     Timothy Large/Mid-Cap Growth Fund                                                  2,939,734
       424,379     Timothy Large/Mid-Cap Value Fund                                                   4,485,686
       225,671     Timothy Small Cap Value Fund                                                       3,064,609
                                                                                            --------------------

                   Total Common Stocks (cost $15,723,620)                                          $ 14,976,834
                                                                                            --------------------


Short Term Investments - 0.45%
number of shares                                                                                   market value

        69,400     Firstar Treasury Fund (cost $69,400)                                                $ 69,400
                                                                                            --------------------

                   TOTAL INVESTMENTS - 98.86% (identified cost $15,793,020)                          15,046,234

                   OTHER ASSETS AND LIABILITIES, NET - 1.14%                                            173,142
                                                                                            --------------------

                   NET ASSETS - 100.00%                                                             $15,219,376
                                                                                            ====================

The accompanying notes are an integral part of these financial statements. Timothy Plan Conservative Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                                      amount

     Investments in Securities at Value (identified cost $15,793,020) [NOTE 1]                                  $ 15,046,234
     Cash                                                                                                             15,996
     Receivables:
        Dividends                                                                                                     53,350
        Interest                                                                                                         177
        Commission Receivable due from Advisor                                                                         3,718
        Fund shares sold                                                                                             123,394
                                                                                                        ---------------------

     Total Assets                                                                                                $15,242,869
                                                                                                        =====================

LIABILITIES
                                                                                                                      amount

     Payable for Fund Shares Redeemed                                                                                 14,671
     Accrued Expenses                                                                                                  8,822
                                                                                                        ---------------------

     Total Liabilities                                                                                              $ 23,493
                                                                                                        =====================

NET ASSETS
                                                                                                                      amount

     Class A Shares:
       Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 968,347 shares outstanding)    $ 8,638,385
       Net Asset Value and Redemption price Per Class A Share ($8,638,385 / 968,347 shares)                           $ 8.92
       Offering Price Per Share ($8.92 / 0.945)                                                                       $ 9.44
     Class B Shares:
       Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 748,040 shares outstanding)    $ 6,580,991
       Net Asset Value and Offering Price Per Class B Share ($6,580,991 / 748,040 shares)                             $ 8.80
       Maximum Redemption Price Per Share ($8.80 x 0.95)                                                              $ 8.36

     Net Assets                                                                                                  $15,219,376
                                                                                                        =====================

SOURCES OF NET ASSETS
                                                                                                                      amount

     At June 30, 2002, Net Assets Consisted of:
       Paid-in Capital                                                                                          $ 16,001,139
       Undistributed Net Investment Income                                                                             2,418
       Accumulated Net Realized Loss on Investments                                                                  (37,395)
       Net Unrealized Depreciation in Value of Investments                                                          (746,786)
                                                                                                        ---------------------

     Net Assets                                                                                                  $15,219,376
                                                                                                        =====================

The accompanying notes are an integral part of these financial statements. Timothy Plan Conservative Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                     $ 789
      Dividends                                                                                   97,354
                                                                                         ----------------

      Total Investment Income                                                                     98,143
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                            9,522
      Transfer Agent Fees (Class A =$10,130, Class B =$6,176)                                     16,307
      Administration Fees                                                                          4,216
      12b-1 Fees (Class A =$9,263, Class B =$6,644) [NOTE 3]                                      15,907
      Accounting Fees                                                                             12,192
      Custodian Fees                                                                               2,883
      Auditing Fees                                                                                  577
      Servicing Fees  (Class B) [NOTE 3]                                                          35,714
      Insurance Expense                                                                              153
      Legal Expense                                                                                1,075
      Registration Expense                                                                         5,163
      Printing Expense                                                                               788
      Miscellaneous Expense                                                                          307
                                                                                         ----------------

      Total Expenses                                                                             104,804

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                          (8,746)
                                                                                         ----------------

      Total Net Expenses                                                                          96,058
                                                                                         ----------------

      Net Investment Income                                                                        2,085
                                                                                         ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                  amount

      Net Realized Loss on Investments
      Change in Unrealized Appreciation of Investments                                          (895,411)
                                                                                         ----------------
      Net Realized and Unrealized Gain on Investments                                           (895,411)
                                                                                         ----------------

      Increase in Net Assets Resulting from Operations                                         $(893,326)
                                                                                         ================

The accompanying notes are an integral part of these financial statements. Timothy Plan Conservative Growth Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                        six months ended     year ended
                                                                           06/30/02           12/31/01
                                                                          (Unaudited)

      Operations:
      Net Investment Income                                                     $ 2,085                500
      Net Change in Unrealized Appreciation (Depreciation) of Investments      (895,411)           151,801
      Capital Gain Distributions From Other Investment Companies                      -             12,637
      Net Realized Gain (Loss) on Investments                                         -            (50,032)
                                                                        ----------------  -----------------
      Increase in Net Assets (resulting from operations)                       (893,326)           114,906
                                                                        ----------------  -----------------

      Distributions to shareholders:
      Net Income
         Class A                                                                      -               (645)
         Class B                                                                      -                (42)

      Capital Gains
         Class A                                                                      -             (5,335)
         Class B                                                                      -             (3,857)
                                                                        ----------------  -----------------
      Total Distributions                                                             -             (9,879)
                                                                        ----------------  -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                              3,580,355          5,611,527
         Class B                                                              3,256,792          3,920,643
      Cost of Shares Redeemed:
         Class A                                                               (238,205)          (198,550)
         Class B                                                               (613,742)           (98,233)
      Cost of Shares Reinvested:
         Class A                                                                      -              5,497
         Class B                                                                      -              3,633

                                                                        ----------------  -----------------
      Increase in Net Assets (resulting from capital share transactions)      5,985,200          9,244,517
                                                                        ----------------  -----------------

      Total Increase in Net Assets                                            5,091,874          9,349,544

      Net Assets:
      Beginning of Period                                                    10,127,502            777,958
                                                                        ----------------  -----------------
      End of Period (including undistributed investment income
          of $2,418 and $333, respectively)                                $ 15,219,376       $ 10,127,502
                                                                        ================  =================

      Shares of Capital Stock of the Fund Sold:
      Shares Sold:
         Class A                                                                380,438            604,976
         Class B                                                                350,179            427,286
      Cost of Shares Redeemed:
         Class A                                                                (25,889)           (21,550)
         Class B                                                                (67,360)           (10,746)
      Cost of Shares Reinvested:
         Class A                                                                      -                590
         Class B                                                                      -                394
                                                                        ----------------  -----------------
      Net Increase in Number of Shares Outstanding                              637,368          1,000,950
                                                                        ================  =================

The accompanying notes are an integral part of these financial statements. Timothy Plan Conservative Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES
                                                         six months           year            period
                                                            ended            ended            ended
                                                           6/30/02          12/31/01         12/31/00    (D)
                                                         (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                   $ 9.43            $ 9.98          $ 10.00
                                                        --------------   ---------------  ---------------

      Income from Investment Operations:
         Net Investment Income (Loss)                            0.02             (0.01)            0.02
         Net Realized and Unrealized Loss on Investments        (0.53)            (0.53)           (0.04)
                                                        --------------   ---------------  ---------------
         Total from Investment Operations                       (0.51)            (0.54)           (0.02)
                                                        --------------   ---------------  ---------------

      Less Distributions:
         Dividends from Realized Gains                              -             (0.01)               -
         Dividends from Net Investment Income                       -             (0.00) *             -
                                                        --------------   ---------------  ---------------
         Total Distributions                                        -             (0.01)               -
                                                        --------------   ---------------  ---------------

      Net Asset Value at End of Period                         $ 8.92            $ 9.43           $ 9.98
                                                        ==============   ===============  ===============
                                                                                                       -
      Total Return (A) (B)                                      (5.41)%           (5.41)%          (0.20)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                     $ 8,638           $ 5,787            $ 297

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor            1.36% (C)         1.74%            9.91% (C)
         After Reimbursement of Expenses by Advisor             1.20% (C)         1.20%            1.20% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor            0.17% (C)         (0.17)%         (7.41)%(C)
         After Reimbursement of Expenses by Advisor             0.34% (C)         0.37%            1.30% (C)

      Portfolio Turnover                                        0.00%             4.03%            0.56%



(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
* Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements. Timothy Plan Conservative Growth Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES
                                                         six months           year             period
                                                            ended             ended            ended
                                                           6/30/02          12/31/01          12/31/00    (D)
                                                         (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                   $ 9.33             $ 9.96          $ 10.00
                                                        --------------   ----------------  ---------------

      Income from Investment Operations:
         Net Investment Loss                                    (0.02)             (0.02)               -
         Net Realized and Unrealized Loss on Investments        (0.51)             (0.60)           (0.04)
                                                        --------------   ----------------  ---------------
         Total from Investment Operations                       (0.53)             (0.62)           (0.04)
                                                        --------------   ----------------  ---------------

      Less Distributions:
         Dividends from Realized Gains                              -              (0.01)               -
         Dividends from Net Investment Income                       -               0.00  *             -
                                                        --------------   ----------------  ---------------
         Total Distributions                                        -              (0.01)               -
                                                        --------------   ----------------  ---------------

      Net Asset Value at End of Period                         $ 8.80             $ 9.33           $ 9.96
                                                        ==============   ================  ===============

      Total Return (A) (B)                                      (5.68)%            (6.23)%          (0.40)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                     $ 6,581            $ 4,340            $ 481

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor            2.04% (C)          2.70%           10.66% (C)
         After Reimbursement of Expenses by Advisor             1.95% (C)          1.95%            1.95% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor           (0.49)%(C)          (1.19)%         (8.16)%(C)
         After Reimbursement of Expenses by Advisor            (0.40)%(C)          (0.44)%          0.55% (C)

      Portfolio Turnover                                        0.00%              4.03%            0.56%



(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
* Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements. Timothy Plan Conservative Growth Fund


SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)

SHORT TERM INVESTMENTS - 86.21%
par value                                                                                   market value

                Government Agencies - 86.21%
    200,000     Farmer Mac Discount, 1.72%, 07/01/2002                                         $ 200,000
    150,000     Federal Farm Credit Bank, 1.63%, 07/03/2002                                      149,986
    100,000     Federal Farm Credit Bank, 2.00%, 07/08/2002                                       99,962
    200,000     Federal Farm Credit Bank, 1.70%, 07/12/2002                                      199,895
    250,000     Federal Farm Credit Bank, 1.75%, 08/02/2002                                      249,611
    300,000     Federal Farm Credit Corp., 1.58%, 08/27/2002                                     299,250
    300,000     Federal Farm Credit Corp., 1.65%, 09/13/2002                                     298,982
    250,000     Federal Home Loan Bank, 1.62%, 07/01/2002                                        250,000
    200,000     Federal Home Loan Bank, 1.64%, 07/17/2002                                        199,854
    199,000     Federal Home Loan Bank, 1.75%, 08/07/2002                                        198,642
    300,000     Federal Home Loan Bank, 1.64%, 08/16/2002                                        299,383
    300,000     Federal Home Loan Bank, 1.82%, 08/22/2002                                        299,205
    300,000     Federal Home Loan Bank, 1.64%, 09/04/2002                                        299,112
                                                                                       ------------------
                Total Short Term Investments (cost $3,043,882)                                 3,043,882
                                                                                       ------------------

                Money Market Instruments - 12.43%
    438,675     Firstar Treasury Fund,  1.20%, (a) (Cost $438,675)                               438,675
                                                                                       ------------------

                TOTAL INVESTMENTS - 98.64% (identified cost $3,482,557)                        3,482,557
                                                                                       ------------------

                OTHER ASSETS AND LIABILITIES, NET - 1.36%                                         48,136
                                                                                       ------------------

                NET ASSETS - 100.00%                                                         $ 3,530,693
                                                                                       ==================


(a) Variable rate security; the rate shown represents the rate at June 30, 2002.

The accompanying notes are an integral part of these financial statements. Timothy Plan Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)

ASSETS
                                                                                                            amount

      Investments in Securities at Value (identified cost $3,482,557) [NOTE 1]                         $ 3,482,557
      Cash                                                                                                       5
      Receivables:
         Interest                                                                                              266
         Fund Shares Sold                                                                                   51,834
         From Investment Advisor                                                                             3,969
                                                                                                 ------------------

      Total Assets                                                                                     $ 3,538,631
                                                                                                 ==================

LIABILITIES
                                                                                                            amount

      Payable for Fund Shares Redeemed                                                                     $ 3,215
      Accrued Expenses                                                                                       4,135
      Income Distribution Payable                                                                              588
                                                                                                 ------------------

      Total Liabilities                                                                                    $ 7,938
                                                                                                 ==================

NET ASSETS
                                                                                                            amount

        Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)            $ 3,530,344
        Net Asset Value, Offering and Redemption Price Per Share ($3,530,693 / 3,530,344 shares)            $ 1.00

      Net Assets                                                                                       $ 3,530,693
                                                                                                 ==================

SOURCES OF NET ASSETS
                                                                                                            amount

      At June 30, 2002, Net Assets Consisted of:
        Paid-in Capital                                                                                $ 3,530,419
        Undistributed Net Investment Income                                                                    274
                                                                                                 ------------------
      Net Assets                                                                                       $ 3,530,693
                                                                                                 ==================

The accompanying notes are an integral part of these financial statements. Timothy Plan Money Market Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                  $ 25,994
                                                                                         ----------------

      Total Investment Income                                                                     25,994
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                            9,033
      Transfer Agent Fees                                                                          7,475
      Administration Fees                                                                          1,694
      Accounting Fees                                                                              6,948
      Auditing Fees                                                                                  493
      Insurance Fees                                                                                 224
      Legal Fees                                                                                     464
      Registration Fees                                                                            2,095
      Custodian Fees                                                                               1,985
      Pricing Fees                                                                                   824
      Printing Fees                                                                                  489
      Miscellaneous Expense                                                                           49
                                                                                         ----------------

      Total Expenses                                                                              31,773

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (18,974)
                                                                                         ----------------

      Total Net Expenses                                                                          12,799
                                                                                         ----------------

      Net Investment Income                                                                       13,195
                                                                                         ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                  amount

      Increase in Net Assets Resulting from Operations                                          $ 13,195
                                                                                         ================

The accompanying notes are an integral part of these financial statements. Timothy Plan Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                          six months
                                                                          ended 06/30/02   year ended
                                                                          (unaudited)       12/31/01

      Operations:
      Net Investment Income                                                   $ 13,195         $ 61,576
                                                                         --------------   --------------
      Increase in Net Assets (resulting from operations)                        13,195           61,576
                                                                         --------------   --------------

      Distributions to Shareholders:
      Net Income                                                               (12,921)         (61,546)
                                                                         --------------   --------------

      Capital Share Transactions:
      Proceeds from Shares Sold                                              2,146,277        4,203,813
      Dividends Reinvested                                                      12,956           60,191
      Cost of Shares Redeemed                                               (1,403,245)      (2,892,945)
                                                                         --------------   --------------
      Increase in Net Assets (resulting from capital share transactions)       755,988        1,371,059
                                                                         --------------   --------------

      Total Increase in Net Assets                                             756,262        1,371,089

      Net Assets:
      Beginning of Period                                                    2,774,431        1,403,342
                                                                         --------------   --------------
      End of Period                                                         $3,530,693       $2,774,431
                                                                         ==============   ==============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold                                                            2,146,277        4,203,813
      Shares Reinvested                                                         12,956           60,191
      Shares Redeemed                                                       (1,403,245)      (2,892,945)
                                                                         --------------   --------------
      Net Increase in Number of Shares Outstanding                             755,988        1,371,059
                                                                         ==============   ==============

The accompanying notes are an integral part of these financial statements. Timothy Plan Money Market Fund

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES
                                                            six months          year          year         ended
                                                          ended 06/30/02       ended          ended       12/31/99  (B)
                                                           (unaudited)        12/31/01      12/31/00

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                      $ 1.00          $ 1.00       $ 1.00        $ 1.00
                                                          ---------------   -------------   ----------   -----------

      Income from Investment Operations:
         Net Investment Income                                      0.01            0.03         0.05          0.02
                                                          ---------------   -------------   ----------   -----------
         Total from Investment Operations                           0.01            0.03         0.05          0.02
                                                          ---------------   -------------   ----------   -----------

      Less Distributions:
         Dividends from Realized Gains                                 -               -            -             -
         Dividends from Net Investment Income                      (0.01)          (0.03)       (0.05)        (0.02)
                                                          ---------------   -------------   ----------   -----------
         Total Distributions                                       (0.01)          (0.03)       (0.05)        (0.02)
                                                          ---------------   -------------   ----------   -----------

      Net Asset Value at End of Period                            $ 1.00          $ 1.00       $ 1.00        $ 1.00
                                                          ===============   =============   ==========   ===========

      Total Return (A)                                             0.44%           3.34%        5.34%         1.78%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                        $ 3,531         $ 2,774      $ 1,403         $ 760

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor               2.11% (C)       2.33%        4.53%         5.75% (C)
         After Reimbursement of Expenses by Advisor                0.85% (C)       0.73%        0.85%         0.85% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor              (0.38)%(C)       1.45%        1.58%        (0.73)%(C)
         After Reimbursement of Expenses by Advisor                0.88% (C)       3.05%        5.25%         4.17% (C)


(A) Not Annualized.
(B) For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.

The accompanying notes are an integral part of these financial statements. Timothy Plan Money Market Fund

                              Timothy Plan Notes to Financial Statements [72]


NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Note 1 - Significant Accounting Policies

       The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eight series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, and The Timothy Plan Strategic Growth Fund, ("the Funds").

       The Timothy Plan Aggressive Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund's Adviser believes show a high probability for superior growth.

       The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

       The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

       The Timothy Plan Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

       The Timothy Plan Large/Mid-Cap Growth Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks with market capitalizations in excess of $1 billion.

       The Timothy Plan Large/Mid-Cap Value Fund's investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

       The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Note 1 - Significant Accounting Policies (cont.)

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles generally accepted in the United States of America for investment companies.

A.       Security Valuation
       Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.       Investment Income and Securities Transactions
       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Small-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

       C.   Net Asset Value Per Share
       Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Strategic Growth Fund and The asset value of the classes may differ because of different fees and expenses charged to each class.

       D.   Classes
       Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

       E.   Use of Estimates
       In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


       Note 2 - Purchases and Sales of Securities

       The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2002:


                      funds                        purchases                  sales
-------------------------------------------------------------------------------------
Agggressive Growth Fund                        $ 4,392,437               $ 2,766,799
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Conservative Growth Fund                       $ 5,910,000                       $ -
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Fixed Income Fund                              $ 4,281,424                 $ 111,875
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                      $ 9,564,293               $ 2,924,082
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Large/Mid-Cap Value Fund                       $ 5,781,811               $ 3,219,284
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Small-Cap Value Fund                          $ 15,844,698              $ 10,783,388
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Strategic Growth Fund                          $ 6,800,000                       $ -
-------------------------------------------------------------------------------------

       Note 3 - Investment Management Fee and Other Transactions with Affiliates

       Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Plan Aggressive Growth, The Timothy Plan Small-Cap Value, The Timothy Plan Large/Mid-Cap Growth and The Timothy Plan Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.15% of the average daily net assets of The Timothy Plan Conservative Growth and The Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:


                      funds                     Class A            Class B
--------------------------------------------------------------------------
Agggressive Growth Fund                          1.60%              2.35%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Conservative Growth Fund                         1.20%              1.95%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Fixed Income Fund                                1.35%              2.10%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                        1.60%              2.35%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Value Fund                           N/A                N/A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Small-Cap Value Fund                               N/A                N/A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Strategic Growth Fund                            1.25%              2.00%
--------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Note 3 - Investment Management Fee and Other Transactions with Affiliates (cont.)

       For the six months ended June 30, 2002, TPL waived and reimbursed the Funds as follows:

                                                            waivers and
               funds                                     reimbursements
--------------------------------------------------------------------------
Agggressive Growth Fund                                          $ 21,168
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Conservative Growth Fund                                          $ 8,746
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Fixed Income Fund                                                $ 21,317
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                                        $ 12,862
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Value Fund                                              $ -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Money Market Fund                                                $ 18,974
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Small-Cap Value Fund                                                  $ -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Strategic Growth Fund                                             $ 2,788
--------------------------------------------------------------------------


       The Timothy Plan Aggressive Growth, Timothy Plan Conservative Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2002, the Funds paid TPL under the terms of the Plan as follows:

               funds                                  distribution costs        service fees
--------------------------------------------------------------------------------------------------
Aggressive Growth Fund                                            $ 6,816                   $ 552
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Conservative Growth Fund                                         $ 15,907                $ 35,714
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Fixed Income Fund                                                $ 12,424                 $ 1,779
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                                        $ 17,134                 $ 1,251
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Large/Mid-Cap Value Fund                                         $ 35,106                 $ 5,050
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                             $ 78,554                $ 18,194
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Strategic Growth Fund                                            $ 18,407                   $ 426
--------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Note 4 - Unrealized Appreciation (Depreciation)

       At June 30, 2002, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:


               funds                    cost              app               dep        net app. / dep.
---------------------------------------------------------------------------------------------------
Aggressive Growth Fund             $ 4,874,130         $ 248,798       $ (379,788)      $ (130,990)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Conservative Growth Fund          $ 15,793,020          $ 94,911       $ (841,697)      $ (746,786)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Fixed Income Fund                  $ 9,513,960         $ 152,676       $ (236,341)       $ (83,665)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund         $ 15,293,739         $ 358,871     $ (2,367,659)    $ (2,008,788)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Large/Mid-Cap Value Fund          $ 20,714,080       $ 1,508,057     $ (1,890,213)      $ (382,156)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Money Market Fund                  $ 3,482,557               N/A              N/A              N/A
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $ 36,359,858       $ 6,727,451     $ (3,013,326)     $ 3,714,125
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Strategic Growth Fund             $ 18,550,079         $ 121,301     $ (2,327,062)    $ (2,205,761)
---------------------------------------------------------------------------------------------------


The Timothy Plan
Conservative Growth & Strategic Growth Variable Series

LETTER FROM THE PRESIDENT
June 30, 2002

ARTHUR D. ALLY


Dear Timothy Plan Shareholder:
I do not think I have to tell most of you that the markets have been extremely volatile so far this year. The media has been on a feeding frenzy that has been hard to miss. There is no question that a relatively small handful of very visible companies have been caught with their top executives' collective "hands in the till" which, tragically led to very real financial losses for their shareholders.

Nevertheless, we believe, along with the money managers of our underlying funds, that the infrastructure in America is still sound. Although these scandals have caused a negative pall to hang over the market, most of our underlying funds have performed fairly well considering the environment. We are never pleased with negative returns but we do know that we will occasionally have to endure negative periods in the market. It is for this reason that preservation of capital is our number one priority.

While the current level of volatility could certainly continue through the third quarter and even perhaps beyond, we truly believe that we are at or near a market bottom. If I believe it makes sense to commit new money at these levels, and I do, then it follows that existing money should also stay the course. If history means anything, and I believe it does, then current and new investors should be happy with their investment results a year or so from now.

I have been asked repeatedly whether our moral screens helped us escape ownership in some of the scandal scarred companies. Although I believe where there's smoke there's fire and although most of those companies you have been reading about are on our screen list and, therefore, we did not own them, I still cannot say definitively that there is any direct link. That question does pose another thought: i.e., why would we think that a company funding the moral destruction of our culture could possibly have integrity in the executive suite or corporate boardroom?

The bottom line of what I want to share with you in this report is simply  this:
Although we cannot promise you that we will not experience negative returns during periods of market declines, we can tell you that each of our funds are being managed by top-tier money managers, that we take our commitment to preservation of capital very seriously, and that we will never, never compromise on our moral standards.

Yours in Christ,


/s/Arthur D. Ally,
President

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)
                  Timothy Plan Conservative Growth Portfolio Variable Series
MUTUAL FUNDS - 99.50%
number of shares                                                                                       market value

    29,417  Timothy Fixed Income Fund - Class A                                                             $ 284,760
    36,955  Timothy Large Mid Cap Growth Fund - Class A                                                       210,272
    27,440  Timothy Large Mid Cap Value Fund - Class A                                                        290,037
   105,715  Timothy Plan Money Market Fund                                                                    105,715
    11,774  Timothy Small Cap Value Fund - Class A                                                            159,889
                                                                                                    ------------------
            Total Mutual Funds (cost $1,088,268)                                                          $ 1,050,673
                                                                                                    ------------------

SHORT TERM INVESTMENTS - 0.06%
number of shares                                                                                       market value

       621  First American Government Money Market Fund                                                           621
                                                                                                    ------------------
            Total Short Term Investments (cost $621)                                                              621
                                                                                                    ------------------


            Total Investments - 99.56% (identified cost $1,088,889)                                        $1,051,294
                                                                                                    ------------------

            OTHER ASSETS AND LIABILITIES, NET - 0.44%                                                           4,624
                                                                                                    ------------------

            Net Assets - 100.00%                                                                           $1,055,918
                                                                                                    ==================

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)
                    Timothy Plan Conservative Growth Portfolio Variable Series
ASSETS
                                                                                                                amount

        Investments in Securities at Value (identified cost $1,088,889) [NOTE 1]                           $ 1,051,294
        Receivables:
           Fund Shares Sold                                                                                        569
           Interest                                                                                                 78
           Dividends                                                                                             3,386
           Due From Investment Advisor                                                                           2,861
                                                                                                      -----------------

        Total Assets                                                                                         1,058,188
                                                                                                      =================

LIABILITIES
                                                                                                                amount

        Accrued Expenses                                                                                         2,270
                                                                                                      -----------------

        Total Liabilities                                                                                        2,270
                                                                                                      =================

NET ASSETS
                                                                                                                amount

        Net Assets                                                                                         $ 1,055,918
                                                                                                      =================

SOURCES OF NET ASSETS
                                                                                                                amount

        At June 30, 2002, Net Assets Consisted of:
          Paid-in Capital                                                                                  $ 1,092,617
          Undistributed Net Investment Income                                                                    2,627
          Undistributed Net Realized Loss                                                                       (1,732)
          Net Unrealized Depreciation in Value of Investments                                                  (37,595)
                                                                                                      -----------------

        Net Assets                                                                                         $ 1,055,918
                                                                                                      =================

        Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)                        109,870
                                                                                                      =================
        Net Asset Value, Offering and Redemption Price Per Share ($1,055,918 / 109,870 Shares)                  $ 9.61
                                                                                                      =================

STATEMENT OF OPERATIONS
For the period May 10, 2002 (commencement of operations) to June 30, 2002 (Unaudited)
                   Timothy Plan Conservative Growth Portfolio Variable Series
INVESTMENT INCOME
                                                                                                              amount

        Interest                                                                                               $ 211
        Dividends                                                                                              3,386
                                                                                                      ---------------

        Total Investment Income                                                                                3,597
                                                                                                      ---------------

EXPENSES
                                                                                                              amount

        Investment Advisory Fees [Note 3]                                                                        121
        Transfer Agent Fees                                                                                      500
        Custodian Fees                                                                                           600
        Pricing Fees                                                                                              58
        Participation Fees                                                                                       211
        Fund Accounting Expense                                                                                2,000
        Miscellaneous Expense                                                                                    425
                                                                                                      ---------------

        Total Expenses                                                                                         3,915

        Expenses Waived by Advisor [Note 3]                                                                   (2,945)
                                                                                                      ---------------

        Total Net Expenses                                                                                       970
                                                                                                      ---------------

        Net Investment Income (Loss)                                                                           2,627
                                                                                                      ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                              amount

        Net Realized Gain (Loss) on Investments                                                               (1,732)
        Change in Unrealized Appreciation (Depreciation) of Investments                                      (37,595)
                                                                                                      ---------------
        Net Realized and Unrealized Gain (Loss) on Investments                                               (39,327)
                                                                                                      ---------------

        Increase (Decrease) in Net Assets Resulting from Operations                                         $(36,700)
                                                                                                      ===============

STATEMENT OF CHANGES IN NET ASSETS

           Timothy Plan Conservative Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS
                                                                                      period
                                                                                       ended
                                                                                6/30/02 (a) (Unaudited)

        Operations:
        Net Investment Income (Loss)                                                       $ 2,627
        Net Realized Gain (Loss) on Investments                                             (1,732)
        Net Change in Unrealized Appreciation (Depreciation) of Investments                (37,595)
                                                                                 ------------------
        Increase in Net Assets (resulting from operations)                                 (36,700)
                                                                                 ------------------

        Distributions to Shareholders:
        Net Income                                                                               -
        Net Realized Gains                                                                       -
                                                                                 ------------------
        Total Distributions to Shareholders                                                      -
                                                                                 ------------------

        Capital Share Transactions:
        Proceeds from Shares Sold                                                        1,508,132
        Dividends Reinvested                                                                     -
        Cost of Shares Redeemed                                                           (415,514)
                                                                                 ------------------
        Increase (Decrease) in Net Assets (resulting from capital share transactions)    1,092,618
                                                                                 ------------------

        Total Increase in Net Assets                                                     1,055,918

        Net Assets:
        Beginning of Year                                                                        -
                                                                                 ------------------
        End of Year [Including undistributed net investment income of $2,627]          $ 1,055,918
                                                                                 ==================


        Shares of Capital Stock of the Fund Sold and Redeemed:
        Shares Sold                                                                        151,945
        Shares Reinvested                                                                        -
        Shares Redeemed                                                                    (42,075)
                                                                                 ------------------
        Net Increase (Decrease)  in Number of Shares Outstanding                           109,870
                                                                                 ==================

        (a) For the period May 10, 2002 (commencement of operations) to June 30, 2002.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Conservative Growth Portfolio Variable Series
                                                                      period
                                                                     ended (C)
                                                                6/30/02 (Unaudited)

      Per Share Operating Performance:
      Net Asset Value, Beginning of Period                               $ 10.00
                                                                   --------------

      Income from Investment Operations:
         Net Investment Income (Loss)                                       0.03
         Net Realized and Unrealized Gain (Loss) on Investments            (0.42)
                                                                   --------------
         Total from Investment Operations                                  (0.39)
                                                                   --------------

      Less Distributions:
         Dividends from Net Investment Income (Loss)                           -
         Dividends from Realized Gains                                         -
                                                                   --------------
         Total Distributions                                                   -
                                                                   --------------

      Net Asset Value at End of Period                                    $ 9.61
                                                                   ==============

      Total Return (A)                                                     (3.90)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                                $ 1,056

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor            3.39% (B)
         After Reimbursement and Waiver of Expenses by Advisor             0.85% (B)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor            (0.26)(B)
         After Reimbursement and Waiver of Expenses by Advisor             2.26% (B)

      Portfolio Turnover                                                  16.99%

(A) For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B) Annualized.
(C) For the period May 10, 2002 (commencement of operations) to June 30, 2002.

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)
                    Timothy Plan Strategic Growth Portfolio Variable Series
MUTUAL FUNDS - 90.30%
number of shares                                                                                       market value

    10,046  Timothy Aggressive Growth - Class A                                                              $ 55,556
     3,290  Timothy Fixed Income - Class A                                                                     31,843
    18,467  Timothy Large Mid Cap Growth - Class A                                                            105,076
     6,905  Timothy Large Mid Cap Value - Class A                                                              72,982
     4,224  Timothy Small Cap Value - Class A                                                                  57,366
                                                                                                    ------------------
            Total Mutual Funds (cost $345,000)                                                              $ 322,823
                                                                                                    ------------------

SHORT TERM INVESTMENTS - 9.21%
number of shares                                                                                       market value

    32,933  First American Government Money Market Fund                                                      $ 32,933
                                                                                                    ------------------

            Total Short Term Investments (cost $32,933)                                                        32,933
                                                                                                    ------------------

            Total Investments - 99.51% (identified cost $377,933)                                           $ 355,756
                                                                                                    ------------------

            OTHER ASSETS AND LIABILITIES, NET - 0.49%                                                           1,740
                                                                                                    ------------------

            Net Assets - 100.00%                                                                            $ 357,496
                                                                                                    ==================

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)
                      Timothy Plan Strategic Growth Portfolio Variable Series
ASSETS
                                                                                                                amount

        Investments in Securities at Value (identified cost $377,933) [NOTE 1]                               $ 355,756
        Receivables:
           Fund Shares Sold                                                                                        291
           Interest                                                                                                 15
           Dividends                                                                                               379
           Due from Investment Advisor                                                                           3,073
                                                                                                      -----------------

        Total Assets                                                                                           359,514
                                                                                                      =================

LIABILITIES
                                                                                                                amount

        Accrued Expenses                                                                                         2,018

        Total Liabilities                                                                                        2,018
                                                                                                      =================

NET ASSETS
                                                                                                                amount

        Net Assets                                                                                           $ 357,496
                                                                                                      =================

SOURCES OF NET ASSETS
                                                                                                                amount

        At June 30, 2002, Net Assets Consisted of:
          Paid-in Capital                                                                                    $ 379,549
          Undistributed Net Investment Loss                                                                        124
          Net Unrealized Appreciation in Value of Investments                                                  (22,177)
                                                                                                      -----------------

        Net Assets                                                                                           $ 357,496
                                                                                                      =================

        Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)                         38,702
                                                                                                      =================
        Net Asset Value, Offering and Redemption Price Per Share ($357,496 / 38,702 Shares)                     $ 9.24
                                                                                                      =================

STATEMENT OF OPERATIONS
For the period May 13, 2002 (commencement of operations) to June 30, 2002 (Unaudited)
                    Timothy Plan Strategic Growth Portfolio Variable Series
INVESTMENT INCOME
                                                                                                              amount

        Interest                                                                                                $ 39
        Dividends                                                                                                379
                                                                                                      ---------------

        Total Investment Income                                                                                  418
                                                                                                      ---------------

EXPENSES
                                                                                                              amount

        Investment Advisory Fees [Note 3]                                                                         36
        Transfer Agent Fees                                                                                       56
        Accounting Fees                                                                                        2,000
        Custodian Fees                                                                                           600
        Pricing Fees                                                                                             500
        Participation Fees                                                                                        62
        Miscellaneous Expense                                                                                    138
                                                                                                      ---------------

        Total Expenses                                                                                         3,392

        Expenses Waived by Advisor [Note 3]                                                                   (3,098)
                                                                                                      ---------------

        Total Net Expenses                                                                                       294
                                                                                                      ---------------

        Net Investment Income (Loss)                                                                             124
                                                                                                      ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                              amount

        Change in Unrealized Appreciation (Depreciation) of Investments                                      (22,177)
                                                                                                      ---------------
        Net Realized and Unrealized Gain (Loss) on Investments                                               (22,177)
                                                                                                      ---------------

        Increase (Decrease) in Net Assets Resulting from Operations                                         $(22,053)
                                                                                                      ===============

STATEMENT OF CHANGES IN NET ASSETS

            Timothy Plan Strategic Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS
                                                                                      period
                                                                                       ended
                                                                                6/30/02 (a) (Unaudited)

        Operations:
        Net Investment Income (Loss)                                                         $ 124
        Net Change in Unrealized Appreciation (Depreciation) of Investments                (22,177)
                                                                                 ------------------
        Increase in Net Assets (resulting from operations)                                 (22,053)
                                                                                 ------------------

        Distributions to Shareholders:
        Net Income                                                                               -
        Net Realized Gains                                                                       -
                                                                                 ------------------
        Total Distributions to Shareholders                                                      -
                                                                                 ------------------

        Capital Share Transactions:
        Proceeds from Shares Sold                                                          388,572
        Dividends Reinvested                                                                     -
        Cost of Shares Redeemed                                                             (9,023)
                                                                                 ------------------
        Increase (Decrease) in Net Assets (resulting from capital share transactions)      379,549
                                                                                 ------------------

        Total Increase in Net Assets                                                       357,496

        Net Assets:
        Beginning of Year                                                                        -
                                                                                 ------------------
        End of Year [Including undistributed net investment income of $124]              $ 357,496
                                                                                 ==================


        Shares of Capital Stock of the Fund Sold and Redeemed:
        Shares Sold                                                                         39,595
        Shares Reinvested                                                                        -
        Shares Redeemed                                                                       (893)
                                                                                 ------------------
        Net Increase (Decrease)  in Number of Shares Outstanding                            38,702
                                                                                 ==================

        (a) For the period May 13, 2002 (commencement of operations) to June 30, 2002.


FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Strategic Growth Portfolio Variable Series
                                                                      period
                                                                     ended (C)
                                                                   6/30/02 (Unaudited)

      Per Share Operating Performance:
      Net Asset Value, Beginning of Period                               $ 10.00
                                                                   --------------

      Income from Investment Operations:
         Net Investment Income (Loss)                                               -
         Net Realized and Unrealized Gain (Loss) on Investments            (0.76)
                                                                   --------------
         Total from Investment Operations                                  (0.76)
                                                                   --------------

      Less Distributions:
         Dividends from Net Investment Income (Loss)                           -
         Dividends from Realized Gains                                         -
                                                                   --------------
         Total Distributions                                                   -
                                                                   --------------

      Net Asset Value at End of Period                                    $ 9.24
                                                                   ==============

      Total Return (A)                                                     (7.60)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                                  $ 357

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor            9.61% (B)
         After Reimbursement and Waiver of Expenses by Advisor             0.85% (B)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor           (8.42)%(B)
         After Reimbursement and Waiver of Expenses by Advisor             0.33% (B)

      Portfolio Turnover                                                   0.00%

(A) For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(B) Annualized.
(C) For the period May 13, 2002 (commencement of operations) to June 30, 2002.

NOTES TO FINANCIAL STATEMENTS
Timothy Plan Conservative Growth Portfolio Variable Series
Timothy Plan Strategic Growth Portfolio Variable Series
June 30, 2002 (Unaudited)


         Note 1 - Significant Accounting Policies
         The Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series (individually the "Fund", collectively the "Funds") were organized as a diversified series of The Timothy Plan (the "Trust"). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the "Trust Agreement"). The Conservative Growth Portfolio's primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio's primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.       Security Valuation.
         Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.       Investment Income and Securities Transactions.
         Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C.       Net Asset Value Per Share.
         Net asset per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.       Federal Income Taxes.
         It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.





NOTES TO FINANCIAL STATEMENTS
Timothy Plan Conservative Growth Portfolio Variable Series
Timothy Plan Strategic Growth Portfolio Variable Series
June 30, 2002 (Unaudited)



E.       Use of Estimates.
         In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Note 2 - Purchases and Sales of Securities
         The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period May 10, 2002 (commencement of operations) for the Conservative Growth Portfolio and May 13, 2002 (commencement of operations) for the Strategic Growth Portfolio to June 30, 2002:

                  funds                        purchases                  sales
--------------------------------------------------------------------------------
Conservative Growth Portfolio              $ 1,054,580                  $ 70,295
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Portfolio                   $ 345,000                       $ -
--------------------------------------------------------------------------------


       Note 3 - Investment Management Fee and Other Transactions with Affiliates Timothy Partners, LTD., ("TPL") is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the "Agreement") effective April 27, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund.

         The Advisor has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Fund's aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through May 1, 2004. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $2,945 for the Conservative Growth Portfolio and $3,098 for the Strategic Growth Portfolio for the period May 10, 2002 (commencement of operations) and May 13, 2002 (commencement of operations) to June 30, 2002, respectively.

         Note 4 - Unrealized Appreciation (Depreciation)

         At June 30, 2002, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

              funds                    cost              app               dep        net app. / dep.
---------------------------------------------------------------------------------------------------
Conservative Growth                $ 1,088,889               $ -        $ (37,595)       $ (37,595)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Strategic Growth                     $ 377,933               $ -        $ (22,177)       $ (22,177)
---------------------------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
June 30, 2002

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:
I do not think I have to tell most of you that the markets have been extremely volatile so far this year. The media has been on a feeding frenzy that has been hard to miss. There is no question that a relatively small handful of very visible companies have been caught with their top executives' collective "hands in the till" which, tragically led to very real financial losses for their shareholders.

Nevertheless, we believe, along with our money managers, Jim Awad, that the infrastructure in America is still sound. Although these scandals have caused a negative pall to hang over the market, this Small Cap Value Fund has performed fairly well considering the environment. We are never pleased with negative returns but we do know that we will occasionally have to endure negative periods in the market. It is for this reason that preservation of capital is our number one priority.

While the current level of volatility could certainly continue through the third quarter and even perhaps beyond, we truly believe that we are at or near a market bottom. If I believe it makes sense to commit new money at these levels, and I do, then it follows that existing money should also stay the course. Although this particular fund is closed to new investors, we have two attractive asset allocation funds that are available. If history means anything, and I believe it does, then current and new investors should be happy with their investment results a year or so from now.

I have been asked repeatedly whether our moral screens helped us escape ownership in some of the scandal scarred companies. Although I believe where there's smoke there's fire and although most of those companies you have been reading about are on our screen list and, therefore, we did not own them, I still cannot say definitively that there is any direct link. That question does pose another thought: i.e., why would we think that a company funding the moral destruction of our culture could possibly have integrity in the executive suite or corporate boardroom?

The bottom line of what I want to share with you in this report is simply  this:
Although we cannot promise you that we will not experience negative returns during periods of market declines, we can tell you that each of our funds are being managed by top-tier money managers, that we take our commitment to preservation of capital very seriously, and that we will never, never compromise on our moral standards.

Yours in Christ,



/s/Arthur D. Ally,
President

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)
                              Timothy Plan Small-Cap Variable Series
COMMON STOCKS - 76.02%
number of shares                                                                                          market value

            APPAREL - 1.63%
     3,000  Stage Stores, Inc. *                                                                                $ 104,220
                                                                                                       -------------------

            BALL & ROLLER BEARINGS - 1.73%
     4,700  Kaydon Corp.                                                                                          110,967
                                                                                                       -------------------

            BUSINESS SERVICES - 1.49%
     4,400  NCO Group, Inc. *                                                                                      95,832
                                                                                                       -------------------

            CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 2.18%
     4,500  Corn Products International, Inc.                                                                     140,040
                                                                                                       -------------------

            CREDIT SERVICES - 2.36%
     5,400  Americredit Corp. *                                                                                   151,470
                                                                                                       -------------------

            DENTAL EQUIPMENT & SUPPLIES - 3.21%
    10,000  Apogent Technologies, Inc.                                                                            205,700
                                                                                                       -------------------

            DRAWING & INSULATING NONFERROUS WIRE - 2.11%
     6,500  Belden, Inc.                                                                                          135,460
                                                                                                       -------------------

            ELECTRIC & OTHER SERVICES COMBINED - 2.11%
     5,000  ALLETE, Inc.                                                                                          135,500
                                                                                                       -------------------

            FINANCIAL SERVICES - INVESTMENT FIRMS - 1.56%
     6,000  MCG Capital Corp.                                                                                     100,260
                                                                                                       -------------------

            LIFE INSURANCE - 0.66%
     2,100  Presidential Life Corp.                                                                                42,567
                                                                                                       -------------------

            MISCELLANEOUS PLASTIC PRODUCTS - 4.03%
     9,500  Spartech Corp.                                                                                        258,685
                                                                                                       -------------------

            MORTGAGE INVESTMENT - 2.94%
     5,400  New Century Financial Corp.                                                                           188,838
                                                                                                       -------------------

            OPHTHALMIC GOODS - 1.43%
     8,000  Sola International, Inc. *                                                                             92,000
                                                                                                       -------------------

            PHARMACEUTICAL PREPARATIONS - 1.91%
     5,000  Taro Pharmaceutical Industries, LTD                                                                   122,600
                                                                                                       -------------------

            PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.99%
    25,000  Concord Camera Corp. *                                                                                127,525
                                                                                                       -------------------

            PLASTICS PRODUCTS - 1.24%
     4,700  Quixote                                                                                                79,665
                                                                                                       -------------------

            PUBLIC WAREHOUSING & STORAGE - 1.80%
     3,750  Iron Mountain, Inc. *                                                                                 115,688
                                                                                                       -------------------

            RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.91%
     9,800  CommScope, Inc. *                                                                                     122,500
                                                                                                       -------------------

            RAILROADS, LINE-HAUL OPERATING - 2.09%
     8,000  Kansas City Southern Industries, Inc. *                                                               134,000
                                                                                                       -------------------

            SCIENTIFIC/TECHNICAL  INSTRUMENTS - 1.88%
     6,000  Cognex Corp. *                                                                                        120,300
                                                                                                       -------------------

            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.02%
     4,500  Interactive Data Corp. *                                                                               65,520
                                                                                                       -------------------

            SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.55%
     5,000  Investment Technology Group                                                                           163,500
                                                                                                       -------------------

            SEMICONDUCTOR EQUIPMENT/MATERIALS - 1.79%
    10,000  Axcelis Technologies, Inc. *                                                                          114,800
                                                                                                       -------------------

            SERVICES - ADVERTISING - 1.99%
     3,500  Valassis Communications, Inc. *                                                                       127,750
                                                                                                       -------------------

SCHEDULE OF INVESTMENTS
As of June 30, 2002 (Unaudited)
                              Timothy Plan Small-Cap Variable Series
COMMON STOCKS - 76.02% - continued
number of shares                                                                                          market value

            SERVICES - BUSINESS SERVICES - 9.31%
     5,620  SOURCECORP, Inc.                                                                                    $ 148,930
     8,250  StarTek, Inc. *                                                                                       220,605
    10,200  TeleTech Holdings, Inc. *                                                                              97,308
     5,000  Viad Corp.                                                                                            130,000
                                                                                                       -------------------
                                                                                                                  596,843
                                                                                                       -------------------

            SERVICES - COMPUTER PROGRAMMING SERVICES - 1.41%
    12,000  Hall, Kinion & Associates, Inc. *                                                                      90,120
                                                                                                       -------------------

            SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 3.17%
     6,300  Henry Jack & Associates, Inc.                                                                         105,147
     5,500  Tier Technologies, Inc. - Class B                                                                      98,010
                                                                                                       -------------------
                                                                                                                  203,157
                                                                                                       -------------------

            SERVICES - EMPLOYMENT AGENCIES - 1.59%
    11,200  Korn/Ferry International *                                                                            101,920
                                                                                                       -------------------

            SERVICES - HEALTH SERVICES - 0.77%
     5,500  Gentiva Health Services, Inc.                                                                          49,445
                                                                                                       -------------------

            SERVICES - HOME HEALTH CARE SERVICES - 1.39%
     3,000  Rotech Medical Corp.                                                                                   89,250
                                                                                                       -------------------

            SERVICES - MISCELLANEOUS HEALTH & ALLIED SERVICES - 1.89%
         1  Accredo Health, Inc.                                                                                       42
    15,000  Hooper Holmes, Inc.                                                                                   121,050
                                                                                                       -------------------
                                                                                                                  121,092
                                                                                                       -------------------

            SERVICES - PREPACKAGED SOFTWARE - 1.47%
     8,000  Transaction System Architects                                                                          94,080
                                                                                                       -------------------

            STATE COMMERCIAL BANKS - 0.67%
     1,900  Capital Crossing Bank *                                                                                42,655
                                                                                                       -------------------

            TELEPHONE & TELEGRAPH APPARATUS - 2.67%
     9,000  Plantronics, Inc. *                                                                                   171,090
                                                                                                       -------------------

            WHOLESALE - DURABLE GOODS - 2.50%
    11,100  Handleman Co. *                                                                                       160,506
                                                                                                       -------------------

            WHOLESALE - PAPER & PAPER PRODUCTS - 1.57%
     3,300  United Stationers, Inc. *                                                                             100,320
                                                                                                       -------------------


            Total Common Stocks (cost $4,875,359)                                                             $ 4,875,865
                                                                                                       -------------------

SHORT TERM INVESTMENTS - 9.35%
number of shares                                                                                          market value

   300,000  Huntington Money Fund - Investment A                                                                $ 300,000
   300,000  Star Bank Treasury                                                                                    300,000
                                                                                                       -------------------
            Total Short Term Investments (cost $600,000)                                                          600,000
                                                                                                       -------------------

            Total Investments - 85.37% (identified cost $5,475,359)                                           $ 5,475,865
                                                                                                       -------------------

            OTHER ASSETS AND LIABILITIES, NET - 14.63%                                                            938,170
                                                                                                       -------------------

            Net Assets - 100.00%                                                                              $ 6,414,035
                                                                                                       ===================


           * Non-income producing securities.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2002 (Unaudited)
                              Timothy Plan Small-Cap Variable Series
ASSETS
                                                                                                                amount

        Investments in Securities at Value (identified cost $5,475,359) [NOTE 1]                           $ 5,475,865
        Cash                                                                                                 1,022,371
        Receivables:
           Fund Shares Sold                                                                                      5,104
           Interest                                                                                                473
           Dividends                                                                                             3,653
           Due from Advisor                                                                                      3,046
                                                                                                      -----------------

        Total Assets                                                                                         6,510,512
                                                                                                      =================

LIABILITIES
                                                                                                                amount

        Payable for Securities Purchased                                                                        85,500
        Accrued Expenses                                                                                        10,977
                                                                                                      -----------------

        Total Liabilities                                                                                       96,477
                                                                                                      =================

NET ASSETS
                                                                                                                amount

        Net Assets                                                                                          $6,414,035
                                                                                                      =================

SOURCES OF NET ASSETS
                                                                                                                amount

        At June 30, 2002, Net Assets Consisted of:
          Paid-in Capital                                                                                  $ 6,316,315
          Undistributed Net Investment Income                                                                   56,168
          Undistributed Net Realized Gain                                                                       41,046
          Net Unrealized Appreciation in Value of Investments                                                      506
                                                                                                      -----------------

        Net Assets                                                                                          $6,414,035
                                                                                                      =================

        Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)                        501,582
                                                                                                      =================
        Net Asset Value, Offering and Redemption Price Per Share ($6,414,035 / 501,582 Shares)                 $ 12.79
                                                                                                      =================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)
                             Timothy Plan Small-Cap Variable Series
INVESTMENT INCOME
                                                                                                               amount

        Interest                                                                                              $ 2,671
        Dividends                                                                                              89,331
                                                                                                      ----------------

        Total Investment Income                                                                                92,002
                                                                                                      ----------------

EXPENSES
                                                                                                               amount

        Investment Advisory Fees [Note 3]                                                                      29,904
        Transfer Agent Fees                                                                                     6,637
        Administration Fees                                                                                       131
        Accounting Fees                                                                                         2,008
        Custodian Fees                                                                                          1,977
        Pricing Fees                                                                                            1,557
        Registration Fees                                                                                         226
        Report Printing Fees                                                                                      709
        Auditing Fees                                                                                           1,314
        Insurance Expense                                                                                         409
        Participation Fees                                                                                      5,984
        Legal Expense                                                                                           3,108
        Miscellaneous Expense                                                                                      26
                                                                                                      ----------------

        Total Expenses                                                                                         53,990

        Expenses Waived by Advisor [Note 3]                                                                   (18,156)
                                                                                                      ----------------

        Total Net Expenses                                                                                     35,834
                                                                                                      ----------------

        Net Investment Income (Loss)                                                                           56,168
                                                                                                      ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                               amount

        Net Realized Gain (Loss) on Investments                                                               117,974
        Change in Unrealized Appreciation (Depreciation) of Investments                                      (312,781)
                                                                                                      ----------------
        Net Realized and Unrealized Gain (Loss) on Investments                                               (194,807)
                                                                                                      ----------------

        Increase (Decrease) in Net Assets Resulting from Operations                                        $ (138,639)
                                                                                                      ================

STATEMENT OF CHANGES IN NET ASSETS

                     Timothy Plan Small-Cap Variable Series

INCREASE (DECREASE) IN NET ASSETS
                                                                                    six months
                                                                                       ended             year ended
                                                                                 6/30/02 (Unaudited)      12/31/01

        Operations:
        Net Investment Income (Loss)                                                      $ 56,168             $ (5,957)
        Net Realized Gain (Loss) on Investments                                            117,974              167,770
        Net Change in Unrealized Appreciation (Depreciation) of Investments               (312,781)             336,860
                                                                                 ------------------  -------------------
        Increase in Net Assets (resulting from operations)                                (138,639)             498,673
                                                                                 ------------------  -------------------

        Distributions to Shareholders:
        Net Income                                                                               -                    -
        Net Realized Gains                                                                    (531)            (238,059)
                                                                                 ------------------  -------------------
        Total Distributions to Shareholders                                                   (531)            (238,059)
                                                                                 ------------------  -------------------

        Capital Share Transactions:
        Proceeds from Shares Sold                                                        1,958,628            1,934,183
        Dividends Reinvested                                                                   531              238,059
        Cost of Shares Redeemed                                                           (520,094)            (644,261)
                                                                                 ------------------  -------------------
        Increase (Decrease) in Net Assets (resulting from capital share transactions)    1,439,065            1,527,981
                                                                                 ------------------  -------------------

        Total Increase in Net Assets                                                     1,299,895            1,788,595

        Net Assets:
        Beginning of Year                                                                5,114,140            3,325,545
                                                                                 ------------------  -------------------
        End of Year (Including undistributed net investment income
        of $56,168 and $0, respectively)                                               $ 6,414,035          $ 5,114,140
                                                                                 ==================  ===================

        Shares of Capital Stock of the Fund Sold and Redeemed:
        Shares Sold                                                                        148,825              153,573
        Shares Reinvested                                                                       41               18,495
        Shares Redeemed                                                                    (39,255)             (50,727)
                                                                                 ------------------  -------------------
        Net Increase (Decrease)  in Number of Shares Outstanding                           109,611              121,271
                                                                                 ==================  ===================

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Small-Cap Variable Series
                                                           six months         year          year          year         period
                                                              ended           ended         ended         ended         ended
                                                             6/30/02        12/31/01      12/31/00      12/31/99     12/31/98 (a)
                                                           (Unaudited)

      Per Share Operating Performance:
      Net Asset Value, Beginning of Period                     $ 13.05         $ 12.29       $ 12.37       $ 10.38       $ 10.00
                                                           ------------    ------------  ------------  ------------  ------------

      Income from Investment Operations:
         Net Investment Income (Loss)                             0.12           (0.02)         0.07         (0.06)         0.08
         Net Realized and Unrealized Gain (Loss) on Investments  (0.38)           1.42          0.94          2.07          0.30
                                                           ------------    ------------  ------------  ------------  ------------
         Total from Investment Operations                        (0.26)           1.40          1.01          2.01          0.38
                                                           ------------    ------------  ------------  ------------  ------------

      Less Distributions:
         Dividends from Net Investment Income (Loss)                 -               -         (0.08)        (0.02)            -
         Dividends from Realized Gains                               -           (0.64)        (1.01)            -             -
                                                           ------------    ------------  ------------  ------------  ------------
         Total Distributions                                         -           (0.64)        (1.09)        (0.02)            -
                                                           ------------    ------------  ------------  ------------  ------------

      Net Asset Value at End of Period                         $ 12.79         $ 13.05       $ 12.29       $ 12.37       $ 10.38
                                                           ============    ============  ============  ============  ============

      Total Return (b)                                           (1.99)%        11.48%         8.16%        19.38%         3.80%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                      $ 6,414         $ 5,114       $ 3,326       $ 1,137         $ 301

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor  1.83% (c)       2.00%         1.83%         2.60%         2.88% (c)
         After Reimbursement and Waiver of Expenses by Advisor   1.20% (c)       1.20%         1.20%         1.18%         1.20% (c)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement and Waiver of Expenses by Advisor  1.29% (c)       (0.94)%       0.11%         (1.47)%       0.98% (c)
         After Reimbursement and Waiver of Expenses by Advisor   1.91% (c)       (0.14)%       0.74%         (0.05)%       2.66% (c)

      Portfolio Turnover                                        32.15%          67.40%        85.82%        65.60%         3.00%

(a) For the Period May 22, 1998 (Commencement of Operations) to December 31,1998.
(b) For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(c) Annualized.


NOTES TO FINANCIAL STATEMENTS
Timothy Plan Small-Cap Variable Series
June 30, 2002 (Unaudited)


         Note 1 - Significant Accounting Policies
         The Timothy Plan Small-Cap Variable Series (the "Fund") was organized as a diversified series of The Timothy Plan (the "Trust"). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the "Trust Agreement"). The Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.       Security Valuation.
         Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.       Investment Income and Securities Transactions.
         Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C.       Net Asset Value Per Share.
         Net asset per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.       Federal Income Taxes.
         It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E.       Use of Estimates.
         In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Note 2 - Purchases and Sales of Securities
         Purchases and sales of securities, other than short-term investments, aggregated $2,222,366 and $1,527,756 respectively, for the six months ended June 30, 2002.

      Note 3 - Investment Management Fee and Other Transactions with Affiliates Timothy Partners, LTD., ("TPL") is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the "Agreement") effective June 11, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS
Timothy Plan Small-Cap Variable Series
June 30, 2002 (Unaudited)


         Note 3 - Investment Management Fee and Other Transactions with Affiliates - continued
         The Advisor has voluntarily agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund's aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through June 30, 2002. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $18,156 for the six months ended June 30, 2002. There is no guarantee that the Advisor will waive fees and/or reimburse expenses in the future.

         Note 4 - Unrealized Appreciation (Depreciation)
         At June 30, 2002, the cost for federal income tax purposes is $5,475,359. At June 30, 2002 the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:

                             Appreciation      Depreciation     Net Appreciation
         The Timothy Plan Small-Cap
         Variable Series            $652,108         ($651,602)            $506